UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
RICHARD M. HISEY AARP FINANCIAL INCORPORATED 2 HIGHWOOD DRIVE, SUITE 202 TEWKBURY, MA 01876	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments.

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Portfolios

U.S. Stock Market Portfolio

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – 96.8%

Consumer Discretionary – 10.1%
[1]99 Cents Only Stores	200	$2,194
A.H. Belo Corp.	50	258
Aaron Rents, Inc.	121	3,275
Abercrombie & Fitch Co.	296	11,677
1ACCO Brands Corp.	160	1,206
Advance Auto Parts, Inc.	400	15,864
[1]Aeropostale, Inc.	255	8,188
1AFC Enterprises, Inc.	100	726
[1]Amazon.com, Inc.	1,160	84,402
Ambassadors Group, Inc.	100	1,591
American Axle & Manufacturing Holdings, Inc.	200	1,072
American Eagle Outfitters, Inc.	684	10,431
American Greetings Corp.	200	3,058
Ameristar Casinos, Inc.	158	2,242
Andersons, Inc.	100	3,522
[1]AnnTaylor Stores Corp.	270	5,573
ArvinMeritor, Inc.	200	2,608
Asbury Automotive Group, Inc.	100	1,152
[1]Ascent Media Corp.	50	1,221
1ATC Technology Corp.	100	2,374
Autoliv, Inc.	300	10,125
[1]AutoNation, Inc.	463	5,204
[1]AutoZone, Inc.	159	19,611
[1]Avis Budget Group, Inc.	288	1,653
[1]Bare Escentuals, Inc.	200	2,174
Barnes & Noble, Inc.	226	5,894
[1]Beacon Roofing Supply, Inc.	175	2,734
[1]Beazer Homes USA, Inc.	88	526
Bebe Stores, Inc.	100	977
[1]Bed Bath & Beyond, Inc.	979	30,750
Belo Corp.	250	1,490
Best Buy Co., Inc.	1,286	48,225
Big 5 Sporting Goods Corp.	100	1,032
[1]Big Lots, Inc.	370	10,297
1BJ’s Wholesale Club, Inc.	253	9,832
Black & Decker Corp.	227	13,790
[1]Blockbuster, Inc.	300	615
[1]Blue Nile, Inc.	100	4,287
Blyth, Inc.	100	1,134
Bob Evans Farms, Inc.	90	2,456
Borders Group, Inc.	100	656
BorgWarner, Inc.	460	15,074
Boyd Gaming Corp.	158	1,479
[1]Brightpoint, Inc.	105	756
Brinker International, Inc.	385	6,888
[1]Brocade Communications Systems, Inc.	1,495	8,701
Brown Shoe Co., Inc.	130	2,129
Brunswick Corp.	299	3,824
Buckle, Inc.	100	5,554
[1]Buffalo Wild Wings, Inc.	100	4,024
Burger King Holdings, Inc.	400	9,824
[1]Cabela’s, Inc.	94	1,136
Cablevision Systems Corp.	847	21,311
[1]California Pizza Kitchen, Inc.	150	1,931
Callaway Golf Co.	220	3,095
[1]Carmax, Inc.	758	10,612
Carnival Corp.	1,600	56,560
[1]Carter’s, Inc.	160	3,157
Cato Corp.	100	1,755
CBRL Group, Inc.	107	2,814
CBS Corp.	2,157	31,449
1CEC Entertainment, Inc.	150	4,980
Centex Corp.	435	7,047
[1]Champion Enterprises, Inc.	210	1,166
[1]Charlotte Russe Holding, Inc.	100	1,025
[1]Charming Shoppes, Inc.	250	1,223
[1]Charter Communications, Inc.	1,200	876
[1]Cheesecake Factory, Inc.	270	3,947
[1]Chico’s FAS, Inc.	499	2,730
[1]Childrens Place Retail Stores, Inc.	130	4,336
[1]Chipotle Mexican Grill, Inc., Class A	42	2,331
[1]Chipotle Mexican Grill, Inc., Class B	60	2,805
Choice Hotels International, Inc.	100	2,710
Christopher & Banks Corp.	100	767
Cinemark Holdings, Inc.	200	2,720
Circuit City Stores, Inc.	500	380
[1]Citadel Broadcasting Corp.	395	308
CKE Restaurants, Inc.	200	2,120
1CKX, Inc.	200	1,232
[1]Clear Channel Outdoor Holdings, Inc.	100	1,368
[1]Coach, Inc.	1,300	32,552
[1]Coldwater Creek, Inc.	175	1,013
[1]Collective Brands, Inc.	180	3,296
Columbia Sportswear Co.	55	2,308
Comcast Corp., Class A	7,200	141,336
Comcast Corp., Special Class A	3,400	67,048
Cooper Tire & Rubber Co.	210	1,806
[1]Copart, Inc.	300	11,400
Costco Wholesale Corp.	1,600	103,888
[1]Cox Radio, Inc.	100	1,056
1CROCS, Inc.	302	1,081
1CTC Media, Inc.	200	3,000
D.R. Horton, Inc.	977	12,721
Darden Restaurants, Inc.	500	14,315
[1]Deckers Outdoor Corp.	37	3,851
[1]Dick’s Sporting Goods, Inc.	286	5,600
Dillard’s, Inc.	243	2,867
DineEquity, Inc.	30	506
1DIRECTV Group, Inc.	2,576	67,414
[1]Discovery Communications, Inc.	500	7,125
[1]Discovery Communications, Inc.	500	7,080
1DISH Network Corp.	809	16,989
[1]Dolby Laboratories, Inc.	200	7,038
[1]Dollar Tree, Inc.	331	12,035
[1]Domino’s Pizza, Inc.	152	1,845
[1]DreamWorks Animation SKG, Inc.	260	8,177
[1]Dress Barn, Inc.	200	3,058
1DSW, Inc.	100	1,370

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Consumer Discretionary – (continued)
1DTS, Inc.	100	$2,783
Eastman Kodak Co.	1,063	16,349
Entercom Communications Corp.	60	301
[1]Entravision Communications Corp.	200	538
Ethan Allen Interiors, Inc.	150	4,203
EW Scripps Co.	120	848
[1]Exide Technologies	200	1,476
[1]Expedia, Inc.	719	10,864
Family Dollar Stores, Inc.	484	11,471
Federal Signal Corp.	100	1,370
Finish Line, Inc.	93	929
[1]Fleetwood Enterprises, Inc.	200	204
Foot Locker, Inc.	604	9,761
[1]Ford Motor Co.	6,624	34,445
Fortune Brands, Inc.	600	34,416
[1]Fossil, Inc.	180	5,081
Fred’s, Inc.	100	1,422
Furniture Brands International, Inc.	80	842
[1]GameStop Corp., Class A	632	21,621
Gannett Co., Inc.	850	14,373
Gap, Inc.	2,030	36,093
Garmin Ltd.	437	14,832
GateHouse Media, Inc.	100	49
[1]Gaylord Entertainment Co.	194	5,698
General Motors Corp.	1,619	15,300
[1]Genesco, Inc.	100	3,348
Gentex Corp.	573	8,194
[1]GeoEye, Inc.	100	2,213
[1]Goodyear Tire & Rubber Co.	900	13,779
Group 1 Automotive, Inc.	100	2,173
1GSI Commerce, Inc.	100	1,548
Guess?, Inc.	200	6,958
[1]Gymboree Corp.	124	4,402
[1]Hanesbrands, Inc.	359	7,808
Harley-Davidson, Inc.	900	33,570
Harman International Industries, Inc.	217	7,393
Harte-Hanks, Inc.	180	1,867
Hasbro, Inc.	513	17,811
Hearst-Argyle Television, Inc.	87	1,943
[1]Helen of Troy Ltd.	100	2,277
[1]Hertz Global Holdings, Inc.	600	4,542
[1]Hibbett Sports, Inc.	60	1,201
HNI Corp.	108	2,737
Home Depot, Inc.	6,300	163,107
[1]Hot Topic, Inc.	200	1,322
[1]Hovnanian Enterprises, Inc.	96	767
1HSN, Inc.	136	1,497
Idearc, Inc.	600	750
[1]Insight Enterprises, Inc.	180	2,414
Interactive Data Corp.	170	4,287
Interface, Inc.	100	1,137
[1]Interline Brands, Inc.	100	1,621
International Game Technology	1,200	20,616
International Speedway Corp.	150	5,836
[1]Interpublic Group of Cos., Inc.	1,800	13,950
[1]Interval Leisure Group, Inc.	136	1,414
[1]inVentiv Health, Inc.	100	1,766
1J. Crew Group, Inc.	200	5,714
[1]Jack in the Box, Inc.	262	5,528
[1]Jakks Pacific, Inc.	100	2,491
JCPenney Co., Inc.	767	25,572
1Jo-Ann Stores, Inc.	100	2,098
John Wiley & Sons, Inc.	170	6,876
Johnson Controls, Inc.	2,200	66,726
Jones Apparel Group, Inc.	322	5,960
[1]Jos A. Bank Clothiers, Inc.	100	3,360
Journal Communications, Inc.	200	976
K-Swiss, Inc.	50	870
KB Home	274	5,392
Kimball International, Inc.	100	1,080
Knoll, Inc.	106	1,603
[1]Knology, Inc.	100	807
[1]Kohl’s Corp.	1,102	50,780
[1]Krispy Kreme Doughnuts, Inc.	200	660
La-Z-Boy, Inc.	200	1,864
[1]Lamar Advertising Co.	284	8,773
Lancaster Colony Corp.	60	2,260
Landry’s Restaurants, Inc.	100	1,555
[1]Las Vegas Sands Corp.	388	14,011
[1]Lear Corp.	240	2,520
Lee Enterprises, Inc.	80	280
Leggett & Platt, Inc.	600	13,074
Lennar Corp.	393	5,970
[1]Liberty Global, Inc.	585	16,433
[1]Liberty Media Corp. - Entertainment	1,800	44,946
[1]Liberty Media Holding Corp. - Capital	440	5,887
[1]Liberty Media Holding Corp. - Interactive	2,204	28,454
[1]Life Time Fitness, Inc.	100	3,127
Limited Brands, Inc.	1,187	20,559
[1]Lions Gate Entertainment Corp.	400	3,640
[1]Live Nation, Inc.	200	3,254
Liz Claiborne, Inc.	302	4,962
1LKQ Corp.	392	6,652
Lowe’s Cos., Inc.	5,500	130,295
[1]Lululemon Athletica, Inc.	100	2,303
1M&F Worldwide Corp.	50	2,000
Macy’s, Inc.	1,556	27,977
Marcus Corp.	100	1,608
Marriott International, Inc.	1,015	26,481
[1]Marvel Entertainment, Inc.	200	6,828
Mattel, Inc.	1,326	23,921
Matthews International Corp.	100	5,074
McClatchy Co.	116	510
McDonald’s Corp.	4,200	259,140
McGraw-Hill Cos., Inc.	1,232	38,944
MDC Holdings, Inc.	100	3,659
Media General, Inc.	40	497
[1]Mediacom Communications Corp.	200	1,184

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Consumer Discretionary – (continued)
Men’s Wearhouse, Inc.	160	$3,398
Meredith Corp.	189	5,300
[1]Meritage Homes Corp.	100	2,470
1MGM Mirage	382	10,887
Modine Manufacturing Co.	60	869
[1]Mohawk Industries, Inc.	188	12,669
[1]Morgans Hotel Group Co.	100	1,091
Movado Group, Inc.	100	2,235
[1]Move, Inc.	300	636
National CineMedia, Inc.	200	2,210
[1]NetFlix, Inc.	160	4,941
New York Times Co.	501	7,159
Newell Rubbermaid, Inc.	1,100	18,986
News Corp., Class A	6,800	81,532
News Corp., Class B	1,603	19,476
Nike, Inc.	1,360	90,984
Nordstrom, Inc.	600	17,292
NutriSystem, Inc.	111	1,967
1NVR, Inc.	16	9,152
O’Charleys, Inc.	100	875
1O’Reilly Automotive, Inc.	455	12,180
[1]Office Depot, Inc.	991	5,768
OfficeMax, Inc.	290	2,578
Omnicom Group, Inc.	1,182	45,578
Orient-Express Hotels Ltd.	200	4,826
[1]Overstock.com, Inc.	100	1,981
Oxford Industries, Inc.	42	1,085
[1]Pacific Sunwear of California, Inc.	190	1,279
[1]Panera Bread Co.	100	5,090
[1]Papa John’s International, Inc.	60	1,630
[1]Penn National Gaming, Inc.	290	7,705
Penske Automotive Group, Inc.	154	1,766
PEP Boys-Manny Moe & Jack	100	618
PetSmart, Inc.	482	11,910
1PF Chang’s China Bistro, Inc.	40	942
Phillips-Van Heusen, Corp.	208	7,885
[1]Pier 1 Imports, Inc.	300	1,239
[1]Pinnacle Entertainment, Inc.	170	1,285
Polaris Industries, Inc.	160	7,278
Polo Ralph Lauren Corp.	200	13,328
Pool Corp.	180	4,199
[1]Priceline.com, Inc.	127	8,691
Pulte Homes, Inc.	848	11,847
[1]Quiksilver, Inc.	350	2,009
1R.H. Donnelley Corp.	283	563
RadioShack Corp.	440	7,603
1RC2 Corp.	100	2,000
[1]Red Robin Gourmet Burgers, Inc.	41	1,099
Regal Entertainment Group	280	4,418
Regis Corp.	160	4,400
[1]Rent-A-Center, Inc.	200	4,456
[1]Retail Ventures, Inc.	100	390
Ross Stores, Inc.	493	18,147
Royal Caribbean Cruises Ltd.	485	10,064
[1]Ruby Tuesday, Inc.	200	1,158
Ryland Group, Inc.	206	5,463
[1]Saks, Inc.	553	5,115
Sauer-Danfoss, Inc.	100	2,469
Scholastic Corp.	133	3,415
[1]School Specialty, Inc.	40	1,248
[1]Scientific Games Corp.	280	6,446
Scripps Networks Interactive, Inc.	360	13,072
Sealy Corp.	100	646
[1]Sears Holdings Corp.	277	25,899
[1]Select Comfort Corp.	175	289
Sherwin-Williams Co.	421	24,064
[1]Shuffle Master, Inc.	60	305
Sinclair Broadcast Group, Inc.	200	1,008
[1]Sirius XM Radio, Inc.	10,400	5,928
[1]Six Flags, Inc.	300	207
[1]Skechers U.S.A., Inc.	100	1,683
[1]Smith & Wesson Holding Corp.	100	374
Snap-On, Inc.	229	12,059
Sonic Automotive, Inc.	100	846
[1]Sonic Corp.	236	3,439
Speedway Motorsports, Inc.	100	1,948
Stage Stores, Inc.	90	1,229
[1]Standard-Pacific Corp.	308	1,512
Stanley Works	290	12,105
Staples, Inc.	2,582	58,095
[1]Starbucks Corp.	2,690	40,000
Starwood Hotels & Resorts Worldwide, Inc.	700	19,698
[1]Steak N Shake Co.	100	868
[1]Steven Madden Ltd.	54	1,338
Superior Industries International, Inc.	100	1,916
Talbots, Inc.	100	1,310
Target Corp.	2,800	137,340
Tempur-Pedic International, Inc.	200	2,352
[1]Tenneco, Inc.	180	1,913
[1]Texas Roadhouse, Inc.	152	1,366
Thor Industries, Inc.	150	3,723
[1]Ticketmaster	136	1,459
Tiffany & Co.	500	17,760
Tim Hortons, Inc.	700	20,741
[1]Timberland Co.	170	2,953
Time Warner, Inc.	13,300	174,363
[1]Titan Machinery, Inc.	100	2,081
[1]Tivo, Inc.	300	2,196
TJX Cos., Inc.	1,611	49,168
[1]Toll Brothers, Inc.	500	12,615
Toro Co.	200	8,260
[1]Tractor Supply Co.	179	7,527
[1]True Religion Apparel, Inc.	100	2,585
1TRW Automotive Holdings Corp.	160	2,546
Tupperware Brands Corp.	280	7,736
[1]Tween Brands, Inc.	150	1,469
[1]Under Armour, Inc.	122	3,875
UniFirst Corp.	100	4,309

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Consumer Discretionary – (continued)
[1]United Rentals, Inc.	234	$3,566
[1]Universal Electronics, Inc.	100	2,498
[1]Urban Outfitters, Inc.	426	13,577
V.F. Corp.	336	25,976
[1]Vail Resorts, Inc.	78	2,726
[1]Viacom, Inc.	2,100	52,164
Virgin Media, Inc.	1,069	8,445
[1]Visteon Corp.	210	487
[1]Volcom, Inc.	100	1,728
WABCO Holdings, Inc.	200	7,108
Wabtec Corp.	170	8,709
Wal-Mart Stores, Inc.	8,900	533,021
Walt Disney Co.	6,800	208,692
[1]Warnaco Group, Inc.	180	8,152
Warner Music Group Corp.	80	608
Washington Post Co.	21	11,692
1WCI Communities, Inc.	50	10
Wendy’s	1,718	9,037
1WESCO International, Inc.	200	6,436
[1]Westwood One, Inc.	130	72
Whirlpool Corp.	308	24,421
Williams-Sonoma, Inc.	288	4,660
Winnebago Industries, Inc.	40	517
1WMS Industries, Inc.	150	4,586
Wolverine World Wide, Inc.	200	5,292
World Wrestling Entertainment, Inc.	100	1,546
Wyndham Worldwide Corp.	700	10,997
Wynn Resorts Ltd.	231	18,859
Yum! Brands, Inc.	1,800	58,698
[1]Zale Corp.	170	4,250
[1]Zumiez, Inc.	100	1,648

Total Consumer Discretionary		4,882,300

Consumer Staples – 8.9%
Alberto-Culver Co.	313	8,526
[1]Alliance One International, Inc.	300	1,140
Altria Group, Inc.	7,900	156,736
Anheuser-Busch Cos., Inc.	2,700	175,176
Archer-Daniels-Midland Co.	2,200	48,202
Avon Products, Inc.	1,600	66,512
[1]Boston Beer Co., Inc.	100	4,749
[1]Brown-Forman Corp.	200	14,362
Bunge Ltd.	438	27,673
Cal-Maine Foods, Inc.	100	2,744
Campbell Soup Co.	847	32,694
Casey’s General Stores, Inc.	180	5,431
[1]Central European Distribution Corp.	200	9,082
[1]Central Garden and Pet Co.	40	235
[1]Central Garden and Pet Co., Class A (Non-voting)	80	476
[1]Chattem, Inc.	51	3,987
[1]Chiquita Brands International, Inc.	178	2,814
Church & Dwight Co., Inc.	232	14,405
Clorox Co.	513	32,160
Coca-Cola Co.	7,800	412,464
Coca-Cola Enterprises, Inc.	1,100	18,447
Colgate-Palmolive Co.	1,880	141,658
ConAgra Foods, Inc.	1,771	34,464
[1]Constellation Brands, Inc.	710	15,237
Corn Products International, Inc.	251	8,102
CVS Corp.	5,300	178,398
[1]Dean Foods Co.	600	14,016
Del Monte Foods Co.	760	5,928
1Dr Pepper Snapple Group, Inc.	900	23,832
[1]Elizabeth Arden, Inc.	100	1,963
Estee Lauder Cos., Inc.	400	19,964
Flowers Foods, Inc.	300	8,808
General Mills, Inc.	1,229	84,457
[1]Great Atlantic & Pacific Tea Co.	112	1,212
[1]Green Mountain Coffee Roasters, Inc.	100	3,934
H.J. Heinz Co.	1,149	57,415
[1]Hain Celestial Group, Inc.	180	4,955
[1]Hansen Natural Corp.	252	7,623
Herbalife Ltd.	150	5,928
Hershey Co.	597	23,605
Hormel Foods Corp.	289	10,485
Ingles Markets, Inc.	100	2,283
J&J Snack Foods Corp.	100	3,391
J.M. Smucker Co.	228	11,557
Kellogg Co.	999	56,044
Kimberly-Clark Corp.	1,535	99,529
Kraft Foods, Inc.	5,404	176,981
Kroger Co.	2,343	64,386
Lance, Inc.	100	2,269
Longs Drug Stores Corp.	140	10,590
Lorillard, Inc.	647	46,034
McCormick & Co., Inc.	433	16,649
Molson Coors Brewing Co.	476	22,253
Nash Finch Co.	100	4,312
1NBTY, Inc.	190	5,609
Nu Skin Enterprises, Inc.	300	4,866
[1]Pantry, Inc.	30	636
Pepsi Bottling Group, Inc.	560	16,335
PepsiAmericas, Inc.	200	4,144
PepsiCo, Inc.	5,900	420,493
Philip Morris International, Inc.	7,900	379,990
Pilgrim’s Pride Corp.	152	378
[1]Prestige Brands Holdings, Inc.	100	888
Procter & Gamble Co.	11,400	794,466
[1]Ralcorp Holdings, Inc.	263	17,729
Reddy Ice Holdings, Inc.	100	365
[1]Rite Aid Corp.	2,350	1,974
Ruddick Corp.	200	6,490
Safeway, Inc.	1,605	38,071
[1]Sally Beauty Holdings, Inc.	190	1,634
Sanderson Farms, Inc.	100	3,674
Sara Lee Corp.	2,727	34,442
Seaboard Corp.	1	1,257
Sensient Technologies Corp.	161	4,529

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Consumer Staples – (continued)
[1]Smithfield Foods, Inc.	459	$7,289
Spartan Stores, Inc.	100	2,488
[1]Steiner Leisure Ltd.	100	3,438
SUPERVALU, Inc.	764	16,579
SYSCO Corp.	2,300	70,909
[1]Tejon Ranch Co.	100	3,715
Terra Industries, Inc.	361	10,613
Tootsie Roll Industries, Inc.	106	3,064
[1]TreeHouse Foods, Inc.	100	2,970
Tyson Foods, Inc.	1,130	13,492
[1]United Natural Foods, Inc.	160	3,998
Universal Corp.	109	5,351
UST, Inc.	600	39,924
Vector Group Ltd.	110	1,943
Walgreen Co.	3,700	114,552
WD-40 Co.	100	3,593
Weis Markets, Inc.	100	3,601
Whole Foods Market, Inc.	489	9,795
[1]Winn-Dixie Stores, Inc.	300	4,170
Wm. Wrigley Jr. Co.	800	63,520

Total Consumer Staples		4,329,251

Energy – 11.3%
[1]Allis-Chalmers Energy, Inc.	100	1,265
Anadarko Petroleum Corp.	1,800	87,318
Apache Corp.	1,239	129,203
[1]Arena Resources, Inc.	100	3,885
Atlas America, Inc.	100	3,411
1ATP Oil & Gas Corp.	148	2,636
[1]Atwood Oceanics, Inc.	200	7,280
Baker Hughes, Inc.	1,149	69,561
[1]Basic Energy Services, Inc.	100	2,130
Berry Petroleum Co.	160	6,197
[1]Bill Barrett Corp.	140	4,495
BJ Services Co.	1,115	21,330
1BPZ Resources, Inc.	200	3,440
[1]Brigham Exploration Co.	200	2,198
[1]Bronco Drilling Co., Inc.	100	1,022
Cabot Oil & Gas Corp.	359	12,974
[1]Cameron International Corp.	800	30,832
CARBO Ceramics, Inc.	80	4,129
[1]Carrizo Oil & Gas, Inc.	100	3,627
[1]Cheniere Energy, Inc.	160	360
Chesapeake Energy Corp.	1,900	68,134
Chevron Corp.	7,700	635,096
Cimarex Energy Co.	306	14,967
[1]Clayton Williams Energy, Inc.	35	2,469
1CNX Gas Corp.	100	2,239
[1]Complete Production Services, Inc.	200	4,026
[1]Comstock Resources, Inc.	160	8,008
[1]Concho Resources, Inc.	200	5,522
ConocoPhillips	5,500	402,875
[1]Contango Oil & Gas Co.	66	3,563
[1]Continental Resources, Inc.	200	7,846
Core Laboratories NV	78	7,903
Crosstex Energy, Inc.	119	2,971
1CVR Energy, Inc.	100	852
[1]Dawson Geophysical Co.	34	1,588
[1]Delta Petroleum Corp.	200	2,716
[1]Denbury Resources, Inc.	936	17,821
Devon Energy Corp.	1,550	141,360
Diamond Offshore Drilling, Inc.	253	26,074
[1]Dresser-Rand Group, Inc.	305	9,598
[1]Dril-Quip, Inc.	100	4,339
El Paso Corp.	2,545	32,474
[1]Encore Acquisition Co.	200	8,356
[1]Energy Partners Ltd.	87	754
ENSCO International, Inc.	523	30,141
EOG Resources, Inc.	900	80,514
Equitable Resources, Inc.	500	18,340
[1]Evergreen Energy, Inc.	90	85
1EXCO Resources, Inc.	329	5,369
[1]Exterran Holdings, Inc.	231	7,383
Exxon Mobil Corp.	19,800	1,537,668
[1]Flotek Industries, Inc.	100	1,100
1FMC Technologies, Inc.	500	23,275
[1]Forest Oil Corp.	300	14,880
Frontier Oil Corp.	353	6,502
General Maritime Corp.	140	2,727
[1]Global Industries Ltd.	330	2,290
1GMX Resources, Inc.	100	4,780
[1]Goodrich Petroleum Corp.	90	3,923
[1]Grey Wolf, Inc.	540	4,201
Gulf Island Fabrication, Inc.	100	3,447
[1]GulfMark Offshore, Inc.	100	4,488
[1]Gulfport Energy Corp.	100	1,005
Halliburton Co.	3,300	106,887
[1]Harvest Natural Resources, Inc.	100	1,012
[1]Helix Energy Solutions Group, Inc.	297	7,211
Helmerich & Payne, Inc.	400	17,276
[1]Hercules Offshore, Inc.	300	4,548
Hess Corp.	1,060	87,005
Holly Corp.	211	6,102
[1]Hornbeck Offshore Services, Inc.	100	3,862
1ION Geophysical Corp.	300	4,257
Lufkin Industries, Inc.	56	4,444
Marathon Oil Corp.	2,700	107,649
[1]Mariner Energy Inc	300	6,150
[1]Matrix Service Co.	100	1,910
1McMoRan Exploration Co.	200	4,728
Murphy Oil Corp.	651	41,755
[1]Nabors Industries Ltd.	1,100	27,412
1NATCO Group, Inc.	100	4,018
[1]National Oilwell Varco, Inc.	1,543	77,505
[1]Newfield Exploration Co.	491	15,707
[1]Newpark Resources, Inc.	300	2,190
Noble Corp.	997	43,768
Noble Energy, Inc.	622	34,577
Occidental Petroleum Corp.	3,053	215,084

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Energy – (continued)
[1]Oceaneering International, Inc.	180	$9,598
[1]Oil States International, Inc.	183	6,469
[1]Oilsands Quest, Inc.	600	1,794
[1]Pacific Ethanol, Inc.	100	139
[1]Parallel Petroleum Corp.	82	772
[1]Parker Drilling Co.	470	3,769
Patterson-UTI Energy, Inc.	577	11,552
Penn Virginia Corp.	160	8,550
[1]Petroleum Development Corp.	50	2,219
[1]PetroQuest Energy, Inc.	200	3,070
[1]Pioneer Drilling Co.	171	2,274
Pioneer Natural Resources Co.	450	23,526
[1]Plains Exploration & Production Co.	438	15,400
[1]Pride International, Inc.	600	17,766
[1]Quicksilver Resources, Inc.	400	7,852
Range Resources Corp.	552	23,664
[1]Rosetta Resources, Inc.	208	3,819
Rowan Cos., Inc.	399	12,189
RPC, Inc.	100	1,406
[1]SandRidge Energy, Inc.	300	5,880
Schlumberger Ltd.	4,437	346,485
1SEACOR Holdings, Inc.	80	6,316
Smith International, Inc.	862	50,548
St. Mary Land & Exploration Co.	216	7,700
[1]Stone Energy Corp.	156	6,604
Sunoco, Inc.	433	15,406
[1]Superior Energy Services	300	9,342
[1]Superior Well Services, Inc.	100	2,531
[1]Swift Energy Co.	140	5,417
1T-3 Energy Services, Inc.	58	2,153
Tesoro Corp.	505	8,327
[1]Tetra Technologies, Inc.	220	3,047
Tidewater, Inc.	200	11,072
[1]Transocean, Inc.	1,180	129,611
[1]Trico Marine Services, Inc.	100	1,708
[1]Ultra Petroleum Corp.	553	30,603
[1]Unit Corp.	212	10,562
Valero Energy Corp.	2,000	60,600
[1]Venoco, Inc.	100	1,300
W&T Offshore, Inc.	113	3,084
[1]Warren Resources, Inc.	200	1,996
[1]Weatherford International Ltd.	2,500	62,850
Western Refining, Inc.	100	1,011
[1]Whiting Petroleum Corp.	150	10,689
[1]Willbros Group, Inc.	200	5,300
Williams Cos., Inc.	2,144	50,706
XTO Energy, Inc.	2,100	97,692

Total Energy		5,490,387

Financials – 16.6%
[2]Acadia Realty Trust	100	2,528
ACE Ltd.	1,295	70,098
Advanta Corp.	81	667
[1]Affiliated Managers Group, Inc.	140	11,599
AFLAC, Inc.	1,800	105,750
[1,2]Alexander’s, Inc.	8	3,200
[2]Alexandria Real Estate Equities, Inc.	106	11,925
[1]Alleghany Corp.	19	6,935
Allied Capital Corp.	700	7,560
Allied World Assurance Holdings Ltd.	200	7,104
Allstate Corp.	2,000	92,240
2AMB Property Corp.	344	15,583
AMBAC Financial Group, Inc.	1,089	2,537
AMCORE Financial, Inc.	112	1,036
[2]American Campus Communities, Inc.	112	3,795
American Capital Ltd.	702	17,908
American Equity Investment Life Holding Co.	200	1,500
American Express Co.	3,900	138,177
American Financial Group, Inc.	300	8,850
American International Group, Inc.	8,900	29,637
[1]AmeriCredit Corp.	364	3,687
Ameriprise Financial, Inc.	842	32,164
Amtrust Financial Services, Inc.	100	1,359
Anchor BanCorp Wisconsin, Inc.	100	735
Annaly Mortgage Management, Inc.	2,000	26,900
[2]Anthracite Capital, Inc.	200	1,072
[2]Anworth Mortgage Asset Corp.	200	1,184
AON Corp.	1,000	44,960
[2]Apartment Investment & Management Co.	360	12,607
Apollo Investment Corp.	492	8,389
[2]Arbor Realty Trust, Inc.	130	1,300
[1]Arch Capital Group Ltd.	205	14,971
Ares Capital Corp.	351	3,661
[1]Argo Group International Holdings Ltd.	145	5,343
Arthur J. Gallagher & Co.	333	8,545
[2]Ashford Hospitality Trust, Inc.	300	1,215
Aspen Insurance Holdings Ltd.	300	8,250
Associated Banc-Corp	400	7,980
Assurant, Inc.	350	19,250
Assured Guaranty Ltd.	190	3,089
Astoria Financial Corp.	340	7,048
[2]AvalonBay Communities, Inc.	290	28,542
Axis Capital Holdings Ltd.	558	17,694
BancorpSouth, Inc.	232	6,526
BankAtlantic Bancorp, Inc.	40	328
Bank Mutual Corp.	200	2,270
Bank of America Corp.	17,000	595,000
Bank of Hawaii Corp.	200	10,690
Bank of New York Mellon Corp.	4,300	140,094
[1]Bankrate, Inc.	100	3,891
Banner Corp.	21	252
BB&T Corp.	2,035	76,923
[1]Beneficial Mutual Bancorp, Inc.	200	2,530
[1]Berkshire Hathaway, Inc.	36	158,220
[2]BioMed Realty Trust, Inc.	300	7,935
BlackRock Kelso Capital Corp.	209	2,410
BOK Financial Corp.	96	4,647

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Financials – (continued)
Boston Private Financial Holdings, Inc.	160	$1,398
[2]Boston Properties, Inc.	434	40,648
[2]Brandywine Realty Trust	300	4,809
2BRE Properties, Inc.	200	9,800
Broadridge Financial Solutions, Inc.	544	8,372
Brookdale Senior Living, Inc.	104	2,287
Brookline Bancorp, Inc.	190	2,430
Brown & Brown, Inc.	424	9,167
Calamos Asset Management, Inc.	76	1,362
[2]Camden Property Trust	230	10,548
Capital One Financial Corp.	1,400	71,400
[2]Capital Trust, Inc.	10	155
CapitalSource, Inc.	600	7,380
Capitol Bancorp Ltd.	100	1,949
Capitol Federal Financial	60	2,660
[2]CapLease, Inc.	100	793
[2]Capstead Mortgage Corp.	200	2,190
Cascade Bancorp	100	889
Cash America International, Inc.	95	3,424
Cathay General Bancorp	100	2,380
1CB Richard Ellis Group, Inc.	700	9,359
1CBIZ, Inc.	200	1,690
2CBL & Associates Properties, Inc.	234	4,699
[2]Cedar Shopping Centers, Inc.	100	1,322
Central Pacific Financial Corp.	60	1,009
Charles Schwab Corp.	3,700	96,200
Chemical Financial Corp.	100	3,114
Chubb Corp.	1,400	76,860
Cincinnati Financial Corp.	537	15,272
CIT Group, Inc.	1,128	7,851
Citigroup, Inc.	19,600	401,996
Citizens Banking Corp.	207	638
City Holding Co.	100	4,225
City National Corp.	152	8,254
CME Group, Inc.	241	89,534
Cohen & Steers, Inc.	100	2,833
Colonial BancGroup, Inc.	700	5,502
[2]Colonial Properties Trust	163	3,046
Columbia Banking System, Inc.	100	1,773
Comerica, Inc.	577	18,920
Commerce Bancshares, Inc.	215	9,976
Community Bank System, Inc.	90	2,264
Community Trust Bancorp, Inc.	80	2,752
[1]CompuCredit Corp.	100	392
[1]Conseco, Inc.	699	2,460
[2]Corporate Office Properties Trust SBI MD	170	6,859
[1]Corrections Corp. of America	418	10,387
Corus Bankshares, Inc.	60	243
[2]Cousins Properties, Inc.	190	4,794
Crystal River Capital, Inc.	100	202
Cullen/Frost Bankers, Inc.	202	12,120
CVB Financial Corp.	137	1,904
DCT Industrial Trust, Inc.	600	4,494
Delphi Financial Group	175	4,907
[2]Developers Diversified Realty Corp.	430	13,627
[2]DiamondRock Hospitality Co.	400	3,640
[2]Digital Realty Trust, Inc.	300	14,175
Dime Community Bancshares	180	2,740
Discover Financial Services	1,597	22,071
Douglas Emmett, Inc.	400	9,228
Downey Financial Corp.	30	84
[2]Duke Realty Corp.	551	13,544
2DuPont Fabros Technology, Inc.	100	1,525
1E*Trade Financial Corp.	1,800	5,040
East West Bancorp, Inc.	182	2,493
[2]EastGroup Properties, Inc.	80	3,883
Eaton Vance Corp.	374	13,176
Employers Holdings, Inc.	200	3,476
Endurance Specialty Holdings Ltd.	228	7,050
[1]Enstar Group Ltd.	31	3,018
[2]Entertainment Properties Trust	100	5,472
[2]Equity Lifestyle Properties, Inc.	100	5,303
[2]Equity One, Inc.	90	1,844
[2]Equity Residential	1,000	44,410
Erie Indemnity Co.	108	4,565
[2]Essex Property Trust, Inc.	90	10,650
[1]Euronet Worldwide, Inc.	88	1,472
Everest Re Group Ltd.	250	21,632
[2]Extra Space Storage, Inc.	300	4,608
1EZCORP, Inc.	100	1,880
Fannie Mae	3,900	5,967
FBL Financial Group, Inc.	100	2,789
1FCStone Group, Inc.	100	1,799
[2]Federal Realty Investment Trust	190	16,264
Federated Investors, Inc.	321	9,261
[2]FelCor Lodging Trust, Inc.	140	1,002
Fidelity National Financial, Inc.	749	11,010
Fidelity National Information Services, Inc.	708	13,070
Fifth Third Bancorp	1,853	22,051
Financial Federal Corp.	75	1,719
First American Corp.	265	7,817
First BanCorp	320	3,539
First Busey Corp.	100	1,833
[1]First Cash Financial Services, Inc.	100	1,500
First Citizens BancShares, Inc.	10	1,790
First Commonwealth Financial Corp.	206	2,775
First Financial Bancorp	200	2,920
First Financial Bankshares, Inc.	100	5,188
First Financial Corp.	40	1,879
First Financial Holdings, Inc.	100	2,618
First Horizon National Corp.	824	7,717
[2]First Industrial Realty Trust, Inc.	171	4,904
First Marblehead Corp.	175	436
First Merchants Corp.	130	2,964
First Midwest Bancorp, Inc.	190	4,606
First Niagara Financial Group, Inc.	400	6,300
[2]First Potomac Realty Trust	100	1,719

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Financials – (continued)
[1]FirstFed Financial Corp.	30	$235
FirstMerit Corp.	300	6,300
Flagstar Bancorp, Inc.	100	298
Flagstone Reinsurance Holdings Ltd.	100	1,027
FNB Corp.	350	5,593
Forest City Enterprises, Inc.	245	7,514
[1]Forestar Real Estate Group, Inc.	200	2,950
Franklin Resources, Inc.	621	54,729
[2] Franklin Street Properties Corp.	261	3,393
Freddie Mac	2,435	4,164
[1,2]Friedman, Billings, Ramsey Group, Inc.	200	400
Frontier Financial Corp.	120	1,612
Fulton Financial Corp.	525	5,728
1FX Real Estate and Entertainment, Inc.	40	42
GAMCO Investors, Inc.	60	3,558
[2]General Growth Properties, Inc.	846	12,775
Genworth Financial, Inc.	1,561	13,440
[2]Getty Realty Corp.	120	2,660
GFI Group, Inc.	256	1,206
Glacier Bancorp, Inc.	190	4,706
[2]Glimcher Realty Trust	100	1,044
Goldman Sachs Group, Inc.	1,453	185,984
[2]Gramercy Capital Corp.	136	352
Greenhill & Co., Inc.	56	4,130
[1]Greenlight Capital Re Ltd. Cl A	100	2,299
[1]Guaranty Bancorp	100	610
[1]Guaranty Financial Group, Inc.	200	790
Hancock Holding Co.	60	3,060
Hanmi Financial Corp.	100	505
Hanover Insurance Group, Inc.	216	9,832
Harleysville Group, Inc.	100	3,780
Harleysville National Corp.	100	1,698
Hartford Financial Services Group, Inc.	1,200	49,188
HCC Insurance Holdings, Inc.	430	11,610
[2]Health Care Property Investors, Inc.	993	39,849
[2]Health Care REIT, Inc.	336	17,885
[2]Healthcare Realty Trust, Inc.	175	5,101
[2]Highwoods Properties, Inc.	290	10,312
Hilb, Rogal & Hobbs Co.	150	7,011
[1]Hilltop Holdings, Inc.	100	1,032
[2]Home Properties, Inc.	160	9,272
Horace Mann Educators Corp.	120	1,544
[2]Hospitality Properties Trust	378	7,757
[2]Host Hotels & Resorts, Inc.	1,812	24,081
2HRPT Properties Trust	1,000	6,890
Hudson City Bancorp, Inc.	1,734	31,992
Huntington Bancshares, Inc.	1,238	9,892
IBERIABANK Corp.	60	3,171
Independent Bank Corp.	90	2,805
Infinity Property & Casualty Corp.	50	2,060
[2]Inland Real Estate Corp.	150	2,354
Integra Bank Corp.	33	263
[1]Interactive Brokers Group, Inc.	200	4,434
[1]IntercontinentalExchange, Inc.	200	16,136
International Bancshares Corp.	200	5,400
Invesco Ltd. Com	1,400	29,372
[1]Investment Technology Group, Inc.	189	5,751
[1]Investors Bancorp, Inc.	200	3,010
[2]Investors Real Estate Trust	94	1,052
IPC Holdings Ltd.	180	5,438
[2]iStar Financial, Inc.	469	1,219
Jackson Hewitt Tax Service, Inc.	60	920
Janus Capital Group, Inc.	600	14,568
Jefferies Group, Inc.	356	7,974
Jones Lang LaSalle, Inc.	140	6,087
JPMorgan Chase & Co.	13,800	644,460
1KBW, Inc.	100	3,294
KeyCorp	1,900	22,686
[2]Kilroy Realty Corp.	126	6,022
[2]Kimco Realty Corp.	870	32,138
[2]Kite Realty Group Trust	100	1,100
[1]Knight Capital Group, Inc.	270	4,012
1LaBranche & Co., Inc.	300	1,350
LandAmerica Financial Group, Inc.	30	728
2LaSalle Hotel Properties	159	3,708
Legg Mason, Inc.	568	21,618
Leucadia National Corp.	700	31,808
[2]Lexington Corporate Properties Trust	230	3,961
[2]Liberty Property Trust	400	15,060
Lincoln National Corp.	1,005	43,024
Loews Corp.	1,214	47,941
2LTC Properties, Inc.	100	2,932
M&T Bank Corp.	258	23,026
[2]Macerich Co.	291	18,522
[2]Mack-Cali Realty Corp.	288	9,755
[2]Maguire Properties, Inc.	80	477
[1]Markel Corp.	32	11,248
Marsh & McLennan Cos., Inc.	1,945	61,773
Marshall & Ilsley Corp.	844	17,007
Max Capital Group, Ltd.	180	4,181
MB Financial, Inc.	100	3,307
MBIA, Inc.	727	8,651
MCG Capital Corp.	200	524
[2]Medical Properties Trust, Inc.	300	3,405
Mercury General Corp.	100	5,475
Merrill Lynch & Co., Inc.	5,800	146,740
MetLife, Inc.	2,646	148,176
1MF Global Ltd.	400	1,736
2MFA Mortgage Investments, Inc.	600	3,900
MGIC Investment Corp.	490	3,445
[2]Mid-America Apartment Communities, Inc.	70	3,440
Montpelier Re Holdings Ltd.	310	5,118
Moody’s Corp.	800	27,200
Morgan Stanley	3,700	85,100
[1]Morningstar, Inc.	100	5,547
1MSCI, Inc.	300	7,200
1NASDAQ Stock Market, Inc.	474	14,490
National City Corp.	2,692	4,711

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Financials – (continued)
National Financial Partners Corp.	150	$2,250
[2]National Health Investors, Inc.	100	3,418
National Penn Bancshares, Inc.	306	4,468
[2]National Retail Properties, Inc.	270	6,466
National Western Life Insurance Co.	10	2,421
Nationwide Financial Services	200	9,866
[2]Nationwide Health Properties, Inc.	331	11,909
[1]Navigators Group, Inc.	100	5,800
NBT Bancorp, Inc.	85	2,543
New York Community Bancorp, Inc.	1,194	20,047
NewAlliance Bancshares, Inc.	300	4,509
[2]Newcastle Investment Corp.	100	635
Northern Trust Corp.	718	51,840
[2]NorthStar Realty Finance Corp.	100	775
Northwest Bancorp, Inc.	100	2,754
NYSE Euronext	461	18,062
[1]Ocwen Financial Corp.	100	805
Odyssey Re Holdings Corp.	100	4,380
Old National Bancorp	228	4,565
Old Republic International Corp.	838	10,684
Omega Healthcare Investors, Inc.	249	4,895
OneBeacon Insurance Group Ltd.	100	2,115
optionsXpress Holdings, Inc.	200	3,884
Oriental Financial Group, Inc.	100	1,786
Pacific Capital Bancorp	100	2,035
PacWest Bancorp	150	4,288
Park National Corp.	20	1,560
[2]Parkway Properties, Inc.	45	1,704
PartnerRe Ltd.	190	12,937
[2]Pennsylvania Real Estate Investment Trust	160	3,016
People’s United Financial, Inc.	1,296	24,948
[1]Philadelphia Consolidated Holding Co.	200	11,714
Phoenix Cos., Inc.	380	3,511
[1]Pico Holdings, Inc.	100	3,591
[1]Pinnacle Financial Partners, Inc.	100	3,080
[1]Piper Jaffray Cos.	40	1,730
Platinum Underwriters Holdings Ltd.	180	6,386
[2]Plum Creek Timber Co., Inc.	650	32,409
PMI Group, Inc.	270	797
PNC Financial Services Group, Inc.	1,270	94,869
Popular, Inc.	948	7,859
[1]Portfolio Recovery Associates, Inc.	47	2,286
[2]Post Properties, Inc.	172	4,811
Presidential Life Corp.	100	1,579
Principal Financial Group, Inc.	953	41,446
PrivateBancorp, Inc.	100	4,166
[1]ProAssurance Corp.	150	8,400
Progressive Corp.	2,400	41,760
[2]ProLogis	952	39,289
Prosperity Bancshares, Inc.	200	6,798
Protective Life Corp.	300	8,553
Provident Bankshares Corp.	80	777
Provident Financial Services, Inc.	150	2,477
Provident New York Bancorp	230	3,041
Prudential Financial, Inc.	1,670	120,240
2PS Business Parks, Inc.	74	4,262
[2]Public Storage, Inc.	454	44,951
Radian Group, Inc.	286	1,441
2RAIT Investment Trust	100	549
[2]Ramco-Gershenson Properties Trust	35	785
Raymond James Financial, Inc.	318	10,488
[2]Realty Income Corp.	408	10,445
[2]Redwood Trust, Inc.	140	3,042
[2]Regency Centers Corp.	300	20,007
Regions Financial Corp.	2,545	24,432
Reinsurance Group of America, Inc.	100	5,400
[1]Reinsurance Group of America, Inc.	100	4,742
RenaissanceRe Holdings Ltd.	200	10,400
Renasant Corp.	100	2,171
RLI Corp.	100	6,209
S&T Bancorp, Inc.	100	3,683
Safety Insurance Group, Inc.	100	3,793
Sandy Spring Bancorp, Inc.	90	1,989
[2]Saul Centers, Inc.	54	2,729
SEI Investments Co.	560	12,432
Selective Insurance Group	218	4,997
[2]Senior Housing Properties Trust	362	8,626
[1]Signature Bank	170	5,930
[2]Simon Property Group, Inc.	836	81,092
2SL Green Realty Corp.	230	14,904
1SLM Corp.	1,700	20,978
South Financial Group, Inc.	207	1,517
Sovereign Bancorp, Inc.	2,000	7,900
[2]Sovran Self Storage, Inc.	70	3,128
1St. Joe Co.	405	15,831
StanCorp Financial Group, Inc.	200	10,400
State Auto Financial Corp.	100	2,907
[3]State Street Corp.	1,600	91,008
Sterling Bancshares, Inc.	150	1,568
Sterling Financial Corp. (WA)	90	1,305
Stewart Information Services Corp.	40	1,190
[1]Stifel Financial Corp.	50	2,495
[2]Strategic Hotels & Resorts, Inc.	234	1,767
Student Loan Corp.	10	930
[2]Sun Communities, Inc.	120	2,377
[2]Sunstone Hotel Investors, Inc.	190	2,565
SunTrust Banks, Inc.	1,231	55,383
Susquehanna Bancshares, Inc.	428	8,355
1SVB Financial Group	155	8,978
SWS Group, Inc.	100	2,016
Synovus Financial Corp.	1,022	10,578
T. Rowe Price Group, Inc.	908	48,769
[2]Tanger Factory Outlet Centers, Inc.	90	3,941
[2]Taubman Centers, Inc.	210	10,500
TCF Financial Corp.	397	7,146
1TD Ameritrade Holding Corp.	900	14,580
[1]Texas Capital Bancshares, Inc.	100	2,076
TFS Financial Corp.	500	6,260

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Financials – (continued)
[2]Thornburg Mortgage, Inc	52	$91
Tompkins Trustco, Inc.	77	3,889
Torchmark Corp.	361	21,588
Tower Group, Inc.	100	2,356
TowneBank	100	2,200
Transatlantic Holdings, Inc.	99	5,381
Travelers Cos., Inc.	2,300	103,960
[1]Tree.com, Inc.	22	106
TrustCo Bank Corp. NY	240	2,810
Trustmark Corp.	200	4,148
2U-Store-It Trust	110	1,350
U.S. Bancorp	6,500	234,130
UCBH Holdings, Inc.	430	2,756
UMB Financial Corp.	80	4,202
Umpqua Holdings Corp.	190	2,795
Union Bankshares Corp.	90	2,160
UnionBanCal Corp.	200	14,658
[1]United America Indemnity Ltd.	100	1,423
United Bankshares, Inc.	180	6,300
United Community Banks, Inc.	81	1,069
United Dominion Realty Trust, Inc.	504	13,180
United Fire & Casualty Co.	100	2,859
Unitrin, Inc.	200	4,988
[1]Universal American Financial Corp.	100	1,219
[2]Universal Health Realty Income Trust	30	1,167
UnumProvident Corp.	1,300	32,630
[2]Urstadt Biddle Properties, Inc.	180	3,375
Valley National Bancorp	500	10,480
[2]Ventas, Inc.	491	24,265
Visa, Inc.	1,700	104,363
[2]Vornado Realty Trust	498	45,293
W Holding Co., Inc.	200	108
W.R. Berkley Corp.	551	12,976
Wachovia Corp.	8,100	28,350
Waddell & Reed Financial, Inc.	320	7,920
Walter Industries, Inc.	187	8,873
Washington Federal, Inc.	330	6,088
Washington Mutual, Inc.	3,330	273
[2]Washington Real Estate Investment Trust	200	7,326
Washington Trust Bancorp, Inc.	110	2,926
Webster Financial Corp.	224	5,656
[2]Weingarten Realty Investors	295	10,523
Wells Fargo & Co.	11,700	439,101
WesBanco, Inc.	100	2,662
West Coast Bancorp	110	1,613
Westamerica BanCorp.	100	5,753
Western Union Co.	2,790	68,829
White Mountains Insurance Group Ltd.	34	15,971
Whitney Holding Corp.	190	4,607
Willis Group Holdings Ltd.	500	16,130
Wilmington Trust Corp.	230	6,631
Wintrust Financial Corp.	50	1,468
[1]World Acceptance Corp.	45	1,620
XL Capital Ltd.	1,200	21,528
Zenith National Insurance Corp.	140	5,130
Zions BanCorp.	370	14,319

Total Financials		8,056,518

Health Care – 12.3%
[1]Abaxis, Inc.	100	1,970
Abbott Laboratories	5,800	333,964
[1]Abiomed, Inc.	100	1,775
[1]Abraxis Bioscience, Inc.	35	2,414
[1]Accuray, Inc.	195	1,574
[1]Acorda Therapeutics, Inc.	100	2,385
[1]Advanced Medical Optics, Inc.	239	4,249
[1]Advisory Board Co.	40	1,206
Aetna, Inc.	1,860	67,165
[1]Affymetrix, Inc.	193	1,494
[1]Air Methods Corp.	100	2,831
[1]Albany Molecular Research, Inc.	100	1,809
[1]Alexion Pharmaceuticals, Inc.	254	9,982
[1]Align Technology, Inc.	200	2,166
[1]Alkermes, Inc.	310	4,123
Allergan, Inc.	1,140	58,710
[1]Allos Therapeutics, Inc.	300	2,223
[1]Alnylam Pharmaceuticals, Inc.	100	2,895
[1]Alpharma, Inc.	150	5,533
1AMAG Pharmaceuticals, Inc.	100	3,873
[1]Amedisys, Inc.	133	6,473
[1]American Medical Systems Holdings, Inc.	290	5,150
[1]American Oriental Bioengineering, Inc.	200	1,298
1AMERIGROUP Corp.	180	4,543
AmerisourceBergen Corp.	620	23,343
[1]Amgen, Inc.	4,100	243,007
1AMN Healthcare Services, Inc.	100	1,757
1AmSurg Corp.	100	2,547
[1]Amylin Pharmaceuticals, Inc.	526	10,636
Applera Corp. - Applied Biosystems Group	600	20,550
[1]Apria Healthcare Group, Inc.	170	3,101
[1]Arena Pharmaceuticals, Inc.	120	600
[1]Array Biopharma, Inc.	200	1,536
[1]ArthroCare Corp.	140	3,881
[1] Assisted Living Concepts, Inc.	200	1,274
[1]Auxilium Pharmaceuticals, Inc.	200	6,480
[1]Barr Pharmaceuticals, Inc.	418	27,295
Baxter International, Inc.	2,400	157,512
Beckman Coulter, Inc.	220	15,618
Becton Dickinson & Co.	900	72,234
[1]Bio-Rad Laboratories, Inc.	70	6,938
[1]Biogen Idec, Inc.	1,100	55,319
[1]BioMarin Pharmaceuticals, Inc.	352	9,324
[1]Boston Scientific Corp.	4,970	60,982
Bristol-Myers Squibb Co.	7,400	154,290
[1]Bruker BioSciences Corp.	200	2,666
C.R. Bard, Inc.	380	36,051
Cardinal Health, Inc.	1,313	64,705
[1]Celera Corp.	260	4,017

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Health Care – (continued)
[1]Celgene Corp.	1,600	$101,248
[1]Centene Corp.	160	3,282
[1]Cephalon, Inc.	248	19,218
[1]Cepheid, Inc.	200	2,766
[1]Charles River Laboratories International, Inc.	238	13,216
Cigna Corp.	1,019	34,626
[1]Community Health Systems, Inc.	379	11,108
[1]Conceptus, Inc.	100	1,658
1CONMED Corp.	100	3,200
Cooper Cos., Inc.	209	7,265
[1]Cougar Biotechnology, Inc.	100	3,339
[1]Covance, Inc.	255	22,545
[1]Coventry Health Care, Inc.	600	19,530
Covidien Ltd.	1,900	102,144
[1]Cross Country Healthcare, Inc.	100	1,629
[1]Cubist Pharmaceuticals, Inc.	170	3,779
1CV Therapeutics, Inc.	270	2,916
[1]Cyberonics, Inc.	100	1,700
Datascope Corp.	62	3,201
1DaVita, Inc.	418	23,830
[1]Dendreon Corp.	255	1,456
DENTSPLY International, Inc.	560	21,022
[1]Edwards Lifesciences Corp.	243	14,036
Eli Lilly & Co.	3,800	167,314
[1]Emeritus Corp.	100	2,490
[1]Endo Pharmaceuticals Holdings, Inc.	526	10,520
[1]Enzo Biochem, Inc.	100	1,098
[1]eResearchTechnology, Inc.	100	1,191
[1]ev3, Inc.	262	2,630
[1]Exelixis, Inc.	250	1,520
[1]Express Scripts, Inc.	777	57,358
[1]Forest Laboratories, Inc.	1,186	33,540
[1]Gen-Probe, Inc.	200	10,610
[1]Genentech, Inc.	1,750	155,190
[1]Gentiva Health Services, Inc.	100	2,694
[1]Genzyme Corp.	974	78,787
[1]Geron Corp.	300	1,185
[1]Gilead Sciences, Inc.	3,500	159,530
[1]Haemonetics Corp.	100	6,172
[1]Halozyme Therapeutics, Inc.	100	734
[1]HealthExtras, Inc.	170	4,440
[1]Health Management Associates, Inc.	1,000	4,160
[1]Health Net, Inc.	400	9,440
1HEALTHSOUTH Corp.	300	5,529
[1]HealthSpring, Inc.	200	4,232
[1]Healthways, Inc.	140	2,258
[1]Henry Schein, Inc.	364	19,598
Hill-Rom Holdings, Inc.	234	7,093
Hillenbrand, Inc.	234	4,717
1HLTH Corp.	617	7,052
[1]Hologic, Inc.	916	17,706
[1]Hospira, Inc.	577	22,041
[1]Human Genome Sciences, Inc.	470	2,984
[1]Humana, Inc.	615	25,338
1ICU Medical, Inc.	100	3,041
[1]Idexx Laboratories, Inc.	200	10,960
[1]llumina, Inc.	440	17,833
1ImClone Systems, Inc.	260	16,234
[1]Immucor, Inc.	269	8,597
IMS Health, Inc.	732	13,842
[1]Incyte Corp.	300	2,295
[1]Integra LifeSciences Holdings Corp.	100	4,403
[1]InterMune, Inc.	100	1,711
[1]Intuitive Surgical, Inc.	139	33,496
Invacare Corp.	100	2,414
[1]Inverness Medical Innovations, Inc.	307	9,210
[1]Invitrogen Corp.	400	15,120
[1]Isis Pharmaceuticals, Inc.	300	5,067
Johnson & Johnson	10,500	727,440
[1]Kendle International, Inc.	100	4,471
[1]Kindred Healthcare, Inc.	100	2,757
[1]Kinetic Concepts, Inc.	228	6,519
[1]King Pharmaceuticals, Inc.	860	8,239
1KV Pharmaceutical Co.	100	2,271
[1]Laboratory Corp. of America Holdings	420	29,190
LCA-Vision, Inc.	30	139
1LHC Group, Inc.	100	2,848
[1]LifePoint Hospitals, Inc.	214	6,878
[1]Ligand Pharmaceuticals, Inc.	100	295
[1]Lincare Holdings, Inc.	293	8,816
[1]Luminex Corp.	100	2,501
[1]Magellan Health Services, Inc.	160	6,570
[1]MannKind Corp.	100	386
Martek Biosciences Corp.	160	5,027
[1]Masimo Corp.	200	7,440
MAXIMUS, Inc.	100	3,684
McKesson Corp.	1,000	53,810
[1]Medarex, Inc.	350	2,264
[1]MedCath Corp.	100	1,792
[1]Medco Health Solutions, Inc.	1,930	86,850
[1]Medicines Co.	180	4,180
Medicis Pharmaceutical Corp.	170	2,535
[1]Medivation, Inc.	100	2,646
Medtronic, Inc.	4,200	210,420
Mentor Corp.	178	4,247
Merck & Co., Inc.	8,000	252,480
Meridian Bioscience, Inc.	150	4,356
[1]Merit Medical Systems, Inc.	100	1,877
[1]Millipore Corp.	191	13,141
Mine Safety Appliances Co.	140	5,337
[1]Molina Healthcare, Inc.	100	3,100
[1]Momenta Pharmaceuticals, Inc.	100	1,311
1MWI Veterinary Supply, Inc.	100	3,929
[1]Mylan Laboratories, Inc.	1,066	12,174
[1]Myriad Genetics, Inc.	170	11,030
[1]Natus Medical, Inc.	100	2,266
[1]Nektar Therapeutics	310	1,113
[1]Neurocrine Biosciences, Inc.	40	188

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Health Care – (continued)
[1]Noven Pharmaceuticals, Inc.	100	$1,168
1NuVasive, Inc.	100	4,933
Omnicare, Inc.	500	14,385
[1]Omnicell, Inc.	100	1,315
[1]Onyx Pharmaceuticals, Inc.	250	9,045
[1]OraSure Technologies, Inc.	100	492
[1]Orthofix International NV	30	559
1OSI Pharmaceuticals, Inc.	227	11,189
Owens & Minor, Inc.	160	7,760
[1]Palomar Medical Technologies, Inc.	35	471
[1]Par Pharmaceutical Cos., Inc.	150	1,844
[1]Parexel International Corp.	218	6,248
[1]Patterson Cos., Inc.	400	12,164
PDL BioPharma, Inc.	451	4,199
[1]Pediatrix Medical Group, Inc.	160	8,627
Perrigo Co.	300	11,538
Pfizer, Inc.	25,300	466,532
Pharmaceutical Product Development, Inc.	406	16,788
[1]PharmaNet Development Group, Inc.	100	722
[1]PharMerica Corp.	64	1,439
[1]Polypore International, Inc.	100	2,151
[1]Progenics Pharmaceuticals, Inc.	100	1,331
1PSS World Medical, Inc.	200	3,900
[1]Psychiatric Solutions, Inc.	200	7,590
Quest Diagnostics, Inc.	601	31,054
[1]Quidel Corp.	100	1,641
[1]Regeneron Pharmaceuticals, Inc.	190	4,148
[1]Res-Care, Inc.	100	1,814
[1]ResMed, Inc.	280	12,040
[1]Rigel Pharmaceuticals, Inc.	133	3,106
1RTI Biologics, Inc.	200	1,870
[1]Salix Pharmaceuticals Ltd.	80	513
[1]Sangamo Biosciences, Inc.	100	770
[1]Savient Pharmaceuticals, Inc.	200	2,982
Schering-Plough Corp.	6,000	110,820
Sciele Pharma, Inc.	100	3,079
[1]Seattle Genetics, Inc.	263	2,814
[1]Sepracor, Inc.	400	7,324
Service Corp. International	1,070	8,945
[1]Sirona Dental Systems, Inc.	100	2,328
[1]SonoSite, Inc.	100	3,140
1St Jude Medical, Inc.	1,300	56,537
STERIS Corp.	300	11,274
Stewart Enterprises, Inc.	300	2,358
Stryker Corp.	1,070	66,661
[1]Sun Healthcare Group, Inc.	189	2,771
[1]Sunrise Senior Living, Inc.	150	2,068
[1]SurModics, Inc.	100	3,149
[1]Symmetry Medical, Inc.	100	1,856
[1]Techne Corp.	139	10,025
[1]Tenet Healthcare Corp.	1,747	9,696
[1]Theravance, Inc.	180	2,243
[1]Thoratec Corp.	170	4,462
[1]United Therapeutics Corp.	78	8,203
UnitedHealth Group, Inc.	4,600	116,794
Universal Health Services, Inc.	211	11,822
[1]Valeant Pharmaceuticals International	411	8,413
[1]Varian Medical Systems, Inc.	433	24,737
1VCA Antech, Inc.	300	8,841
[1]Vertex Pharmaceuticals, Inc.	573	19,047
[1]Viropharma, Inc.	180	2,362
[1]Volcano Corp.	100	1,729
[1]Warner Chilcott Ltd.	300	4,536
[1]Watson Pharmaceuticals, Inc.	367	10,459
[1]WellCare Health Plans, Inc.	206	7,416
[1]WellPoint, Inc.	1,990	93,072
West Pharmaceutical Services, Inc.	100	4,882
[1]Wright Medical Group, Inc.	100	3,044
Wyeth	5,000	184,700
[1]XenoPort, Inc.	100	4,849
[1]Zimmer Holdings, Inc.	851	54,941
[1]Zoll Medical Corp.	100	3,272
[1]ZymoGenetics, Inc.	100	666

Total Health Care		5,955,736

Industrials – 11.9%
3M Co.	2,500	170,775
A.O. Smith Corp.	100	3,919
1AAR Corp.	156	2,588
ABM Industries, Inc.	190	4,150
Actuant Corp.	178	4,493
Acuity Brands, Inc.	200	8,352
Administaff, Inc.	130	3,539
Advance America Cash Advance Centers, Inc.	194	580
[1]Aecom Technology Corp.	200	4,888
[1]Aerovironment, Inc.	100	3,195
1AGCO Corp.	346	14,743
[1]Air Transport Services Group, Inc.	200	148
Aircastle Ltd.	100	991
[1]AirTran Holdings, Inc.	200	486
[1]Alaska Air Group, Inc.	104	2,121
Albany International Corp.	140	3,826
Alexander & Baldwin, Inc.	160	7,045
[1]Alliance Data Systems Corp.	286	18,127
[1]Alliant Techsystems, Inc.	122	11,461
[1]Allied Waste Industries, Inc.	1,464	16,265
1AMERCO, Inc.	37	1,551
[1]American Commercial Lines, Inc.	198	2,107
American Ecology Corp.	100	2,767
[1]American Superconductor Corp.	200	4,714
Ametek, Inc.	370	15,085
1AMR Corp.	942	9,250
Apogee Enterprises, Inc.	100	1,503
[1]Apollo Group, Inc.	495	29,353
Applied Industrial Technologies, Inc.	200	5,386
Arbitron, Inc.	100	4,469
Arkansas Best Corp.	140	4,717
Armstrong World Industries, Inc.	100	2,890

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Industrials – (continued)
[1]Astec Industries, Inc.	100	$3,083
[1]Atlas Air Worldwide Holdings, Inc.	46	1,854
Avery Dennison Corp.	400	17,792
[1]Axsys Technologies, Inc.	50	2,947
Badger Meter, Inc.	100	4,695
Baldor Electric Co.	200	5,762
[1]Bally Technologies, Inc.	205	6,207
Barnes Group, Inc.	200	4,044
1BE Aerospace, Inc.	387	6,126
Belden CDT, Inc.	180	5,722
[1]Blount International, Inc.	100	1,113
Boeing Co.	2,700	154,845
Bowne & Co., Inc.	100	1,155
Brady Corp.	160	5,645
Briggs & Stratton Corp.	170	2,751
Brink’s Co.	182	11,106
[1]Bristow Group, Inc.	100	3,384
Bucyrus International, Inc.	290	12,957
Burlington Northern Santa Fe Corp.	1,300	120,159
C.H. Robinson Worldwide, Inc.	600	30,576
[1]Cal Dive International, Inc.	162	1,717
[1]Capella Education Co.	50	2,143
[1]Career Education Corp.	289	4,725
Carlisle Cos., Inc.	236	7,073
Cascade Corp.	37	1,621
Caterpillar, Inc.	2,300	137,080
CDI Corp.	100	2,233
[1]Cenveo, Inc.	211	1,623
[1]Ceradyne, Inc.	77	2,823
[1]Chart Industries, Inc.	100	2,856
Chemed Corp.	140	5,748
Cintas Corp.	513	14,728
CIRCOR International, Inc.	100	4,343
CLARCOR, Inc.	182	6,907
[1]Clean Harbors, Inc.	100	6,755
[1]Cogent, Inc.	60	613
[1]Coinstar, Inc.	70	2,240
[1]Columbus McKinnon Corp.	100	2,357
Comfort Systems USA, Inc.	200	2,672
Con-way, Inc.	200	8,822
[1]Consolidated Graphics, Inc.	55	1,668
[1]Continental Airlines, Inc.	400	6,672
[1]Convergys Corp.	570	8,425
Cooper Industries Ltd.	652	26,047
[1]Corinthian Colleges, Inc.	300	4,500
Corporate Executive Board Co.	134	4,187
1CoStar Group, Inc.	38	1,725
[1]Covanta Holding Corp.	442	10,581
1CRA International, Inc.	100	2,748
Crane Co.	170	5,051
1CSG Systems International, Inc.	170	2,980
CSX Corp.	1,500	81,855
Cubic Corp.	100	2,459
Cummins, Inc.	700	30,604
Curtiss-Wright Corp.	180	8,181
Danaher Corp.	931	64,611
[1]Darling International, Inc.	400	4,444
Deere & Co.	1,600	79,200
[1]Delta Air Lines, Inc.	1,000	7,450
Deluxe Corp.	210	3,022
DeVry, Inc.	229	11,345
[1]Dionex Corp.	70	4,448
[1]Dollar Financial Corp.	100	1,539
[1]Dollar Thrifty Automotive Group	40	77
[1]Domtar Corp.	1,881	8,653
Donaldson Co., Inc.	259	10,855
Dover Corp.	700	28,385
[1]Drew Industries, Inc.	100	1,711
DRS Technologies, Inc.	152	11,666
1DST Systems, Inc.	170	9,518
Dun & Bradstreet Corp.	200	18,872
[1]Dycom Industries, Inc.	170	2,213
Dynamic Materials Corp.	100	2,321
[1]DynCorp International, Inc.	100	1,676
Eagle Bulk Shipping, Inc.	187	2,607
Eaton Corp.	600	33,708
1EMCOR Group, Inc.	254	6,685
Emerson Electric Co.	2,900	118,291
Encore Wire Corp.	100	1,811
[1]Energizer Holdings, Inc.	200	16,110
[1]Energy Conversion Devices, Inc.	200	11,650
EnergySolutions, Inc.	300	3,000
[1]EnerSys	100	1,971
Ennis, Inc.	100	1,546
1EnPro Industries, Inc.	100	3,716
Equifax, Inc.	450	15,502
1ESCO Technologies, Inc.	100	4,817
[1]Esterline Technologies Corp.	100	3,959
[1]Evergreen Solar, Inc.	400	2,208
Expeditors International Washington, Inc.	772	26,896
FactSet Research Systems, Inc.	166	8,673
Fastenal Co.	481	23,757
FedEx Corp.	1,100	86,944
[1]Fiserv, Inc.	600	28,392
Flowserve Corp.	210	18,642
Fluor Corp.	642	35,759
[1]Force Protection, Inc.	300	804
Forward Air Corp.	150	4,084
[1]Foster Wheeler Ltd.	558	20,149
Franklin Electric Co., Inc.	36	1,604
FreightCar America, Inc.	40	1,171
1FTI Consulting, Inc.	160	11,558
[1]Fuel Tech, Inc.	100	1,809
[1]FuelCell Energy, Inc.	200	1,206
G&K Services, Inc.	56	1,851
[1]Gardner Denver, Inc.	180	6,250
GATX Corp.	175	6,925
Genco Shipping & Trading Ltd.	100	3,324

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Industrials – (continued)
[1]GenCorp, Inc.	100	$674
[1]General Cable Corp.	226	8,052
General Dynamics Corp.	1,253	92,246
General Electric Co.	37,200	948,600
[1]Genesee & Wyoming, Inc.	100	3,752
[1]Genpact Ltd.	300	3,117
Genuine Parts Co.	629	25,292
[1]Geo Group, Inc.	224	4,527
[1]Global Cash Access Holdings, Inc.	100	506
Global Payments, Inc.	300	13,458
Goodrich Corp.	450	18,720
Gorman-Rupp Co.	100	3,772
Graco, Inc.	200	7,122
Granite Construction, Inc.	177	6,340
[1]Griffon Corp.	163	1,470
1GSI Group, Inc.	100	353
H&R Block, Inc.	1,200	27,300
Harsco Corp.	380	14,132
[1]Headwaters, Inc.	100	1,335
Healthcare Services Group	150	2,743
Heartland Express, Inc.	320	4,966
Heartland Payment Systems, Inc.	100	2,556
Heico Corp.	100	2,806
Heidrick & Struggles International, Inc.	100	3,015
Herman Miller, Inc.	248	6,069
[1]Hewitt Associates, Inc.	343	12,499
[1]Hexcel Corp.	336	4,600
[1]Hill International, Inc.	100	1,385
1HMS Holdings Corp.	104	2,492
Honeywell International, Inc.	2,600	108,030
Horizon Lines, Inc.	100	987
1HUB Group, Inc.	158	5,949
Hubbell, Inc.	216	7,571
[1]Huron Consulting Group, Inc.	33	1,880
[1]Iconix Brand Group, Inc.	200	2,616
IDEX Corp.	278	8,624
1II-VI, Inc.	100	3,866
Illinois Tool Works, Inc.	1,600	71,120
[1]Infinera Corp.	200	1,912
Ingersoll-Rand Co. Ltd.	1,167	36,375
[1]Insituform Technologies, Inc.	100	1,496
[1]Intermec, Inc.	198	3,889
[1]Iron Mountain, Inc.	682	16,648
1ITT Educational Services, Inc.	137	11,085
ITT Industries, Inc.	650	36,146
J.B. Hunt Transport Services, Inc.	275	9,177
[1]Jacobs Engineering Group, Inc.	440	23,896
[1]JetBlue Airways Corp.	550	2,723
[1]John Bean Technologies Corp.	108	1,367
Joy Global, Inc.	427	19,275
Kaman Corp.	100	2,848
[1]Kansas City Southern	300	13,308
Kaydon Corp.	100	4,506
KBR, Inc.	680	10,384
Kelly Services, Inc.	100	1,905
[1]Kenexa Corp.	100	1,579
Kennametal, Inc.	268	7,268
[1]Kforce, Inc.	100	1,021
[1]Kirby Corp.	180	6,829
Knight Transportation, Inc.	180	3,055
Koppers Holdings, Inc.	100	3,741
[1]Korn/Ferry International	180	3,208
L-3 Communications Holdings, Inc.	456	44,834
[1]Ladish Co., Inc.	71	1,438
Landstar System, Inc.	200	8,812
[1]Layne Christensen Co.	100	3,543
1LB Foster Co.	100	3,042
Lennox International, Inc.	200	6,654
Lincoln Electric Holdings, Inc.	200	12,862
Lindsay Corp.	55	4,001
Lockheed Martin Corp.	1,300	142,571
Manitowoc Co., Inc.	435	6,764
Manpower, Inc.	300	12,948
Masco Corp.	1,358	24,363
[1]MasTec, Inc.	200	2,658
Mastercard, Inc.	270	47,879
1McDermott International, Inc.	818	20,900
McGrath RentCorp	100	2,882
[1]Middleby Corp.	65	3,530
[1]Mobile Mini, Inc.	81	1,566
Molex, Inc.	280	5,827
[1]Monster Worldwide, Inc.	446	6,650
[1]Moog, Inc.	170	7,290
MSC Industrial Direct Co.	200	9,214
Mueller Industries, Inc.	160	3,682
Mueller Water Products, Inc.	100	898
NACCO Industries, Inc.	21	1,985
[1]Navigant Consulting, Inc.	170	3,381
1NCI Building Systems, Inc.	40	1,270
[1]Net 1 UEPS Technologies, Inc.	100	2,233
Nordson Corp.	150	7,366
Norfolk Southern Corp.	1,400	92,694
Northrop Grumman Corp.	1,200	72,648
[1]Old Dominion Freight Line	100	2,834
[1]Orbital Sciences Corp.	261	6,256
Oshkosh Truck Corp.	235	3,093
Overseas Shipholding Group	100	5,831
[1]Owens Corning, Inc.	300	7,173
PACCAR, Inc.	1,300	49,647
Pacer International, Inc.	70	1,153
Pall Corp.	429	14,753
Parker Hannifin Corp.	630	33,390
Pentair, Inc.	389	13,448
[1]Perini Corp.	100	2,579
1PHH Corp.	170	2,259
1PHI, Inc.	100	3,693
Pitney Bowes, Inc.	777	25,843
Precision Castparts Corp.	500	39,390
Quanex Building Products Corp.	145	2,210

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Industrials – (continued)
[1]Quanta Services, Inc.	642	$17,340
[1]Raser Technologies, Inc.	200	1,700
Raven Industries, Inc.	100	3,935
Raytheon Co.	1,600	85,616
1RBC Bearings, Inc.	100	3,369
Regal-Beloit Corp.	160	6,803
Reliance Steel & Aluminum Co.	273	10,366
[1]Republic Airways Holdings, Inc.	100	1,019
Republic Services, Inc.	657	19,697
[1]Resources Connection, Inc.	160	3,605
Reynolds American, Inc.	643	31,263
Robbins & Myers, Inc.	100	3,093
Robert Half International, Inc.	529	13,093
Rockwell Automation, Inc.	590	22,031
Rockwell Collins, Inc.	593	28,517
Rollins, Inc.	150	2,847
RR Donnelley & Sons Co.	748	18,348
1RSC Holdings, Inc.	200	2,272
Ryder System, Inc.	231	14,322
[1]Shaw Group, Inc.	281	8,635
Simpson Manufacturing Co., Inc.	160	4,334
SkyWest, Inc.	242	3,867
Sotheby’s Holdings	300	6,018
Southwest Airlines Co.	2,675	38,814
[1]Spherion Corp.	200	974
[1]Spirit Aerosystems Holdings, Inc.	387	6,219
SPX Corp.	200	15,400
Steelcase, Inc.	130	1,398
[1]Stericycle, Inc.	300	17,673
Strayer Education, Inc.	46	9,212
Sun Hydraulics Corp.	100	2,604
[1]Sunpower Corp.	174	12,015
[1]SunPower Corp.	123	8,724
TAL International Group, Inc.	100	2,082
1TBS International Ltd.	100	1,346
[1]Team, Inc.	100	3,612
[1]Tecumseh Products Co.	100	2,504
Teleflex, Inc.	140	8,889
[1]TeleTech Holdings, Inc.	109	1,356
Tennant Co.	100	3,426
[1]Terex Corp.	354	10,804
[1]Tetra Tech, Inc.	200	4,812
Textron, Inc.	922	26,996
[1]Thomas & Betts Corp.	270	10,549
Timken Co.	290	8,221
Titan International, Inc.	148	3,155
Total System Services, Inc.	567	9,299
[1]TransDigm Group, Inc.	100	3,423
Tredegar Corp.	100	1,779
Trinity Industries, Inc.	300	7,719
Triumph Group, Inc.	45	2,057
[1]TrueBlue, Inc.	170	2,747
Tyco Electronics Ltd.	1,851	51,199
Tyco International Ltd.	1,900	66,538
UAL Corp.	416	3,657
Union Pacific Corp.	1,845	131,290
United Parcel Service, Inc.	2,600	163,514
[1]United Stationers, Inc.	100	4,783
United Technologies Corp.	3,500	210,210
Universal Forest Products, Inc.	40	1,396
[1]Universal Technical Institute, Inc.	100	1,706
1URS Corp.	300	11,001
1US Airways Group, Inc.	420	2,533
1USG Corp.	256	6,554
UTi Worldwide, Inc.	300	5,106
[1]Valassis Communications, Inc.	200	1,732
Valmont Industries, Inc.	68	5,623
Viad Corp.	57	1,641
[1]VistaPrint Ltd.	126	4,138
W.W. Grainger, Inc.	247	21,482
Wabash National Corp.	100	945
[1]Waste Connections, Inc.	330	11,319
Waste Management, Inc.	1,830	57,627
Watsco, Inc.	100	5,028
Watson Wyatt Worldwide, Inc.	170	8,454
Watts Water Technologies, Inc.	91	2,489
Weight Watchers International, Inc.	109	3,989
Werner Enterprises, Inc.	180	3,908
Woodward Governor Co.	200	7,054
World Fuel Services Corp.	140	3,224
[1]Wright Express Corp.	110	3,283
1YRC Worldwide, Inc.	200	2,392

Total Industrials		5,755,388

Information Technology – 14.9%
[1]3Com Corp.	1,050	2,447
Accenture Ltd.	2,217	84,246
1ACI Worldwide, Inc.	100	1,752
[1]Actel Corp.	100	1,248
[1]Activision Blizzard, Inc.	2,200	33,946
Acxiom Corp.	200	2,508
[1]Adaptec, Inc.	600	1,968
1ADC Telecommunications, Inc.	498	4,208
[1]Adobe Systems, Inc.	2,000	78,940
ADTRAN, Inc.	180	3,508
[1]Advanced Energy Industries, Inc.	100	1,368
[1]Advanced Micro Devices, Inc.	2,152	11,298
[1]Advent Software, Inc.	100	3,523
[1]Affiliated Computer Services, Inc.	300	15,189
[1]Agilent Technologies, Inc.	1,400	41,524
[1]Akamai Technologies, Inc.	591	10,307
[1]Allscripts Healthcare Solutions, Inc.	200	2,488
Altera Corp.	1,100	22,748
[1]American Reprographics Co.	104	1,794
[1]Amkor Technology, Inc.	336	2,140
Amphenol Corp.	700	28,098
[1]Anadigics, Inc.	200	562
Analog Devices, Inc.	1,098	28,932
Analogic Corp.	37	1,841
[1]Anixter International, Inc.	100	5,951

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Information Technology – (continued)
[1]Ansys, Inc.	343	$12,989
[1]Apple Computer, Inc.	3,270	371,668
Applied Materials, Inc.	5,000	75,650
[1]Applied Micro Circuits Corp.	237	1,417
[1]Ariba, Inc.	300	4,239
[1]Arris Group, Inc.	642	4,963
[1]Arrow Electronics, Inc.	430	11,275
[1]Art Technology Group, Inc.	600	2,112
[1]AsiaInfo Holdings, Inc.	100	918
[1]athenahealth, Inc.	100	3,327
[1]Atheros Communications, Inc.	198	4,669
[1]Atmel Corp.	1,450	4,915
1ATMI, Inc.	100	1,798
[1]Autodesk, Inc.	847	28,417
Automatic Data Processing, Inc.	2,000	85,500
[1]Avid Technology, Inc.	150	3,609
[1]Avnet, Inc.	560	13,793
[1]Avocent Corp.	170	3,478
AVX Corp.	110	1,121
[1]Axcelis Technologies, Inc.	400	680
[1]BearingPoint, Inc.	540	281
[1]Benchmark Electronics, Inc.	190	2,675
Black Box Corp.	30	1,036
Blackbaud, Inc.	194	3,579
[1]Blackboard, Inc.	100	4,029
[1]Blue Coat Systems, Inc.	100	1,419
1BMC Software, Inc.	740	21,186
[1]Broadcom Corp.	1,715	31,950
[1]Brooks Automation, Inc.	130	1,087
CA, Inc.	1,500	29,940
[1]Cabot Microelectronics Corp.	100	3,208
1CACI International, Inc.	110	5,511
[1]Cadence Design Systems, Inc.	1,100	7,436
[1]Cavium Networks, Inc.	100	1,408
[1]Cerner Corp.	227	10,133
[1]Checkpoint Systems, Inc.	160	3,011
[1]Ciber, Inc.	200	1,398
[1]Ciena Corp.	274	2,762
[1]Cirrus Logic, Inc.	300	1,635
[1]Cisco Systems, Inc.	22,100	498,576
[1]Citrix Systems, Inc.	670	16,924
[1]Cogent Communications Group, Inc.	100	772
Cognex Corp.	170	3,427
[1]Cognizant Technology Solutions Corp.	1,054	24,063
[1]Cogo Group, Inc.	100	527
Cohu, Inc.	100	1,582
[1]CommScope, Inc.	300	10,392
[1]Commvault Systems, Inc.	100	1,205
[1]Computer Sciences Corp.	600	24,114
[1]Compuware Corp.	1,100	10,659
[1]comScore, Inc.	100	1,763
[1]Comtech Telecommunications Corp.	62	3,053
[1]Concur Technologies, Inc.	200	7,652
[1]Conexant Systems, Inc.	66	265
Corning, Inc.	5,875	91,885
[1]Cree, Inc.	290	6,606
CTS Corp.	100	1,278
[1]Cybersource Corp.	200	3,222
[1]Cymer, Inc.	150	3,799
[1]Cypress Semiconductor Corp.	636	3,320
Daktronics, Inc.	100	1,666
[1]Data Domain, Inc.	100	2,227
[1]DealerTrack Holdings, Inc.	100	1,684
[1]Dell, Inc.	6,800	112,064
Diebold, Inc.	255	8,443
[1]Digital River, Inc.	189	6,124
[1]Diodes, Inc.	144	2,657
1DSP Group, Inc.	100	765
[1]Earthlink, Inc.	390	3,315
[1]eBay, Inc.	4,200	93,996
[1]Echelon Corp.	100	988
[1]Eclipsys Corp.	180	3,771
[1]Electro Scientific Industries, Inc.	100	1,422
[1]Electronic Arts, Inc.	1,200	44,388
[1]Electronics for Imaging, Inc.	170	2,368
1EMC Corp.	7,800	93,288
[1]Emulex Corp.	400	4,268
[1]Entegris, Inc.	600	2,904
[1]Epicor Software Corp.	100	789
1EPIQ Systems, Inc.	100	1,360
[1]Equinix, Inc.	110	7,641
[1]Exar Corp.	100	766
[1]Exponent, Inc.	100	3,309
[1]Extreme Networks	209	704
1F5 Networks, Inc.	316	7,388
Fair Isaac Corp.	178	4,103
[1]Fairchild Semiconductor International, Inc.	370	3,289
1FARO Technologies, Inc.	72	1,467
1FEI Co.	100	2,381
[1]Finisar Corp.	792	800
[1]First Solar, Inc.	142	26,825
[1]Flextronics International Ltd.	3,100	21,948
[1]Flir Systems, Inc.	480	18,442
[1]FormFactor, Inc.	160	2,787
[1]Forrester Research, Inc.	100	2,932
[1]Foundry Networks, Inc.	500	9,105
[1]Gartner, Inc.	210	4,763
[1]Google, Inc.	895	358,465
[1]Greatbatch, Inc.	100	2,454
[1]Harmonic, Inc.	300	2,535
Harris Corp.	495	22,869
Hewlett-Packard Co.	9,200	425,408
[1]Hittite Microwave Corp.	100	3,360
[1]Hutchinson Technology, Inc.	100	1,158
1IAC	341	5,899
1IHS, Inc.	161	7,670
IKON Office Solutions, Inc.	310	5,273
Imation Corp.	100	2,259

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Information Technology – (continued)
[1]Informatica Corp.	320	$4,157
InfoSpace, Inc.	50	543
[1]Ingram Micro, Inc.	560	8,999
[1]Innerworkings, Inc.	100	1,109
[1]Integrated Device Technology, Inc.	604	4,699
Intel Corp.	21,400	400,822
[1]InterDigital Communications, Inc.	200	4,810
[1]InterNAP Network Services Corp.	100	348
International Business Machines Corp.	5,160	603,514
[1]International Rectifier Corp.	280	5,326
Intersil Corp.	470	7,793
[1]Interwoven, Inc.	100	1,412
[1]Intuit, Inc.	1,183	37,395
[1]Itron, Inc.	137	12,129
[1]Ixia	100	737
[1]j2 Global Communications, Inc.	160	3,736
Jabil Circuit, Inc.	608	5,800
Jack Henry & Associates, Inc.	246	5,001
1JDA Software Group, Inc.	100	1,521
[1]Juniper Networks, Inc.	2,000	42,140
[1]Kemet Corp.	279	379
KLA-Tencor Corp.	673	21,300
[1]Knot, Inc.	100	835
[1]Kulicke & Soffa Industries, Inc.	200	902
1L-1 Identity Solutions, Inc.	300	4,584
[1]Lam Research Corp.	459	14,454
[1]Lattice Semiconductor Corp.	300	618
[1]Lawson Software, Inc.	400	2,800
Lender Processing Services, Inc.	354	10,804
[1]Lexmark International, Inc.	340	11,074
Linear Technology Corp.	804	24,651
[1]Littelfuse, Inc.	83	2,468
1LSI Logic Corp.	2,520	13,507
[1]Macrovision Solutions Corp.	521	8,013
[1]Magma Design Automation, Inc.	100	402
[1]Manhattan Associates, Inc.	100	2,234
[1]ManTech International Corp.	100	5,929
[1]MarketAxess Holdings, Inc.	100	807
[1]Marvell Technology Group Ltd.	1,900	17,670
[1]Mattson Technology, Inc.	200	946
1McAfee, Inc.	580	19,697
[1]MedAssets, Inc.	100	1,720
1MEMC Electronic Materials, Inc.	829	23,428
[1]Mentor Graphics Corp.	300	3,405
[1]MercadoLibre, Inc.	100	2,035
[1]Metavante Technologies, Inc.	348	6,702
Methode Electronics, Inc.	100	894
[1]Mettler Toledo International, Inc.	120	11,760
Micrel, Inc.	208	1,887
Microchip Technology, Inc.	700	20,601
[1]Micron Technology, Inc.	2,796	11,324
1MICROS Systems, Inc.	284	7,571
[1]Microsemi Corp.	280	7,134
Microsoft Corp.	31,300	835,397
[1]MicroStrategy, Inc.	20	1,191
1MKS Instruments, Inc.	133	2,648
[1]ModusLink Global Solutions, Inc.	150	1,442
Molex, Inc.	191	4,288
[1]Monolithic Power Systems, Inc.	100	1,737
Motorola, Inc.	8,362	59,705
1MPS Group, Inc.	240	2,419
1MSC.Software Corp.	200	2,140
MTS Systems Corp.	100	4,210
National Instruments Corp.	200	6,010
National Semiconductor Corp.	999	17,193
1NCR Corp.	700	15,435
[1]Ness Technologies, Inc.	200	2,294
[1]NetApp, Inc.	1,271	23,170
[1]Netezza Corp.	100	1,061
[1]NetGear, Inc.	100	1,500
[1]Netlogic Microsystems, Inc.	100	3,024
[1]Newport Corp.	100	1,078
[1]Novatel Wireless, Inc.	100	606
[1]Novell, Inc.	1,220	6,271
[1]Novellus Systems, Inc.	394	7,738
[1]Nuance Communications, Inc.	590	7,192
1NVIDIA Corp.	2,000	21,420
[1]Omniture, Inc.	200	3,672
[1]OmniVision Technologies, Inc.	180	2,054
1ON Semiconductor Corp.	1,530	10,343
[1]Openwave Systems, Inc.	110	136
[1]Oracle Corp.	15,400	312,774
Palm, Inc.	220	1,313
[1]Parametric Technology Corp.	400	7,360
Park Electrochemical Corp.	100	2,424
Paychex, Inc.	1,221	40,330
[1]Perficient, Inc.	100	664
PerkinElmer, Inc.	437	10,912
[1]Perot Systems Corp.	420	7,287
[1]Phase Forward, Inc.	200	4,182
[1]Photronics, Inc.	100	188
Plantronics, Inc.	160	3,603
[1]Plexus Corp.	170	3,519
1PMC-Sierra, Inc.	900	6,678
[1]Polycom, Inc.	330	7,633
[1]Powerwave Technologies, Inc.	330	1,307
[1]Progress Software Corp.	170	4,418
1QLogic Corp.	500	7,680
QUALCOMM, Inc.	6,100	262,117
Quality Systems, Inc.	49	2,071
[1]Quantum Corp.	800	840
[1]Quest Software, Inc.	200	2,538
[1]Rackable Systems, Inc.	110	1,079
[1]Rambus, Inc.	296	3,804
[1]RealNetworks, Inc.	180	914
[1]Red Hat, Inc.	709	10,685
1RF Micro Devices, Inc.	1,000	2,920
[1]Riverbed Technology, Inc.	200	2,504
[1]Rofin-Sinar Technologies, Inc.	120	3,673

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Information Technology – (continued)
[1]Rogers Corp.	56	$2,071
Roper Industries, Inc.	366	20,847
[1]Rudolph Technologies, Inc.	100	838
1S1 Corp.	200	1,224
1SAIC, Inc.	700	14,161
[1]salesforce.com, Inc.	350	16,940
[1]SanDisk Corp.	900	17,595
[1]Sanmina-SCI Corp.	1,520	2,128
[1]Sapient Corp.	300	2,229
[1]ScanSource, Inc.	100	2,879
Seagate Technology	1,888	22,883
[1]Secure Computing Corp.	200	1,096
[1]Semtech Corp.	210	2,932
[1]Sigma Designs, Inc.	100	1,422
[1]Silicon Image, Inc.	200	1,068
[1]Silicon Laboratories, Inc.	150	4,605
[1]Sina Corp.	200	7,040
1SiRFTechnology Holdings, Inc.	150	224
[1]Skyworks Solutions, Inc.	480	4,013
[1]Sohu.com, Inc.	100	5,575
[1]Solera Holdings, Inc.	200	5,744
[1]SonicWALL, Inc.	300	1,572
[1]Sonus Networks, Inc.	700	2,016
[1]Spansion, Inc.	200	310
1SPSS, Inc.	100	2,936
1SRA International, Inc.	150	3,394
[1]Standard Microsystems Corp.	100	2,498
[1]Stratasys, Inc.	100	1,747
[1]Sun Microsystems, Inc.	2,900	22,040
[1]Sybase, Inc.	278	8,512
[1]Sycamore Networks, Inc.	360	1,163
1SYKES Enterprises, Inc.	100	2,196
[1]Symantec Corp.	3,200	62,656
[1]Synaptics, Inc.	150	4,533
[1]Synchronoss Technologies, Inc.	87	819
1SYNNEX Corp.	100	2,234
[1]Synopsys, Inc.	542	10,813
Syntel, Inc.	100	2,450
Take-Two Interactive Software, Inc.	285	4,674
[1]Taleo Corp.	100	1,989
[1]Taser International, Inc.	200	1,430
[1]Tech Data Corp.	180	5,373
Technitrol, Inc.	100	1,479
[1]Tekelec	300	4,197
[1]Teledyne Technologies, Inc.	150	8,574
[1]Tellabs, Inc.	1,593	6,468
[1]Teradata Corp.	685	13,357
[1]Teradyne, Inc.	700	5,467
[1]Tessera Technologies, Inc.	160	2,614
Texas Instruments, Inc.	4,900	105,350
[1]Thermo Electron Corp.	1,616	88,880
[1]thinkorswim Group, Inc.	100	833
1THQ, Inc.	180	2,167
1TIBCO Software, Inc.	650	4,758
1TNS, Inc.	100	1,937
[1]Trident Microsystems, Inc.	180	432
[1]Trimble Navigation Ltd.	484	12,516
[1]Triquint Semiconductor, Inc.	600	2,874
1TTM Technologies, Inc.	200	1,984
[1]Tyler Technologies, Inc.	100	1,517
[1]Ultimate Software Group, Inc.	100	2,700
[1]Unisys Corp.	1,074	2,954
United Online, Inc.	300	2,823
[1]Universal Display Corp.	100	1,096
1UTStarcom, Inc.	180	607
[1]ValueClick, Inc.	312	3,192
[1]Varian Semiconductor Equipment Associates, Inc.	262	6,581
[1]Varian, Inc.	150	6,435
[1]Vasco Data Security International, Inc.	100	1,036
[1]Veeco Instruments, Inc.	100	1,481
[1]VeriFone Holdings, Inc.	260	4,300
[1]Verigy Ltd.	200	3,256
[1]VeriSign, Inc.	810	21,125
[1]Viasat, Inc.	100	2,358
[1]Vignette Corp.	100	1,074
[1]Vishay Intertechnology, Inc.	510	3,376
1VMware, Inc.	200	5,328
[1]Vocus, Inc.	100	3,396
[1]Waters Corp.	400	23,272
[1]Websense, Inc.	160	3,576
[1]Western Digital Corp.	803	17,120
[1]Wind River Systems, Inc.	300	3,000
Xerox Corp.	3,327	38,360
Xilinx, Inc.	1,088	25,514
[1]Yahoo!, Inc.	4,887	84,545
[1]Zebra Technologies Corp.	285	7,937
[1]Zoran Corp.	152	1,240

Total Information Technology		7,223,599

Materials – 3.9%
A.M. Castle & Co.	100	1,728
[1]AbitibiBowater, Inc.	193	747
Air Products & Chemicals, Inc.	780	53,422
Airgas, Inc.	257	12,760
AK Steel Holding Corp.	390	10,109
Albemarle Corp.	300	9,252
Alcoa, Inc.	3,000	67,740
Allegheny Technologies, Inc.	400	11,820
[1]Alpha Natural Resources, Inc.	258	13,269
AMCOL International Corp.	100	3,126
Ameron International Corp.	33	2,364
[1]Apex Silver Mines Ltd.	119	205
AptarGroup, Inc.	239	9,347
Arch Chemicals, Inc.	100	3,530
Arch Coal, Inc.	534	17,563
Ashland, Inc.	242	7,076
[1]Aventine Renewable Energy Holdings, Inc.	100	316
Ball Corp.	336	13,269

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Materials – (continued)
Bemis Co.	330	$8,649
[1]Brush Engineered Materials, Inc.	100	1,857
[1]Buckeye Technologies, Inc.	200	1,638
Cabot Corp.	235	7,468
[1]Calgon Carbon Corp.	194	3,950
[1]Cambrex Corp.	100	615
Carpenter Technology Corp.	200	5,130
Celanese Corp.	548	15,295
[1]Century Aluminum Co.	200	5,538
CF Industries Holdings, Inc.	200	18,292
Chemtura Corp.	930	4,241
Cleveland-Cliffs, Inc.	340	18,000
[1]Coeur d’Alene Mines Corp.	1,620	2,479
Commercial Metals Co.	420	7,094
Compass Minerals International, Inc.	125	6,549
Consol Energy, Inc.	675	30,976
[1]Crown Holdings, Inc.	587	13,037
Cytec Industries, Inc.	138	5,370
Dow Chemical Co.	3,500	111,230
Eagle Materials, Inc.	134	2,998
Eastman Chemical Co.	290	15,967
Ecolab, Inc.	665	32,266
EI Du Pont de Nemours & Co.	3,400	137,020
Ferro Corp.	200	4,020
FMC Corp.	264	13,567
Foundation Coal Holdings, Inc.	150	5,337
Freeport-McMoRan Copper & Gold, Inc.	1,400	79,590
[1]General Moly, Inc.	300	1,305
Georgia Gulf Corp.	50	125
Gibraltar Industries, Inc.	100	1,871
[1]GrafTech International Ltd.	400	6,044
[1]Graphic Packaging Holding Co.	300	750
Greif, Inc.	96	6,300
[1]Haynes International, Inc.	50	2,341
HB Fuller Co.	238	4,967
[1]Hecla Mining Co.	500	2,340
Hercules, Inc.	419	8,292
[1]Horsehead Holding Corp.	200	1,180
Huntsman Corp.	591	7,447
Innophos Holdings, Inc.	100	2,438
Innospec, Inc.	94	1,134
[1]International Coal Group, Inc.	400	2,496
International Flavors & Fragrances, Inc.	295	11,641
International Paper Co.	1,467	38,406
[1]James River Coal Co.	100	2,199
[1]Jarden Corp.	282	6,613
Kaiser Aluminum Corp.	50	2,147
Louisiana-Pacific Corp.	330	3,069
Lubrizol Corp.	275	11,863
Martin Marietta Materials, Inc.	143	16,013
Massey Energy Co.	300	10,701
MeadWestvaco Corp.	705	16,434
Minerals Technologies, Inc.	78	4,630
Monsanto Co.	2,034	201,325
Mosaic Co.	560	38,091
Myers Industries, Inc.	100	1,261
Neenah Paper, Inc.	100	1,980
NewMarket Corp.	60	3,154
Newmont Mining Corp.	1,600	62,016
Nucor Corp.	1,200	47,400
Olin Corp.	300	5,820
Olympic Steel, Inc.	100	2,949
1OM Group, Inc.	106	2,385
[1]Owens-Illinois, Inc.	671	19,727
P.H. Glatfelter Co.	100	1,354
Packaging Corp. of America	400	9,272
[1]Pactiv Corp.	500	12,415
[1]Patriot Coal Corp.	200	5,810
Peabody Energy Corp.	1,063	47,835
[1]PolyOne Corp.	300	1,935
Potlatch Corp.	181	8,397
PPG Industries, Inc.	590	34,409
Praxair, Inc.	1,200	86,088
Rayonier, Inc.	300	14,205
Rock-Tenn Co.	100	3,998
[1]Rockwood Holdings, Inc.	200	5,132
Rohm & Haas Co.	492	34,440
Royal Gold, Inc.	100	3,596
RPM International, Inc.	500	9,670
1RTI International Metals, Inc.	88	1,721
Schnitzer Steel Industries, Inc.	100	3,924
Schulman (A.), Inc.	100	1,978
Scotts Miracle-Gro Co.	206	4,870
Sealed Air Corp.	582	12,798
Sigma-Aldrich Corp.	494	25,895
Silgan Holdings, Inc.	100	5,109
[1]Smurfit-Stone Container Corp.	838	3,939
Sonoco Products Co.	330	9,794
Spartech Corp.	86	851
Steel Dynamics, Inc.	600	10,254
[1]Stillwater Mining Co.	100	581
[1]Symyx Technologies	60	595
Temple-Inland, Inc.	400	6,104
Texas Industries, Inc.	63	2,574
Titanium Metals Corp.	407	4,615
United States Steel Corp.	428	33,217
1USEC, Inc.	230	1,244
Valspar Corp.	366	8,158
Vulcan Materials Co.	400	29,800
Wausau Paper Corp.	100	1,013
Westlake Chemical Corp.	100	2,103
Weyerhaeuser Co.	780	47,252
Worthington Industries, Inc.	200	2,988
1WR Grace & Co.	300	4,536
[1]Zoltek Cos., Inc.	100	1,711

Total Materials		1,860,850

Telecommunication Services – 2.9%
Alaska Communications Systems Group, Inc.	100	1,223

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Telecommunication Services – (continued)
[1]American Tower Corp.	1,462	$52,588
AT&T, Inc.	22,200	619,824
[1]Cbeyond, Inc.	100	1,439
[1]Centennial Communications Corp.	373	2,327
CenturyTel, Inc.	400	14,660
[1]Cincinnati Bell, Inc.	740	2,287
[1]Clearwire Corp.	200	2,376
Consolidated Communications Holdings, Inc.	100	1,508
[1]Crown Castle International Corp.	981	28,419
[1]EchoStar Corp.	141	3,398
Embarq Corp.	542	21,978
1EMS Technologies, Inc.	100	2,231
Fairpoint Communications, Inc.	295	2,558
Frontier Communications Corp.	1,300	14,950
[1]General Communication, Inc.	100	926
[1]Global Crossing Ltd.	100	1,516
[1]Harris Stratex Networks, Inc.	300	2,343
[1]Hughes Communications, Inc.	100	3,670
1ICO Global Communications Holdings Ltd.	500	545
1IDT Corp.	230	120
1IDT Corp., Class B	200	148
Iowa Telecommunications Services, Inc.	100	1,868
[1]iPCS, Inc.	45	1,002
1JDS Uniphase Corp.	797	6,743
[1]Leap Wireless International, Inc.	239	9,106
[1]Level 3 Communications, Inc.	5,454	14,726
[1]Liberty Global, Inc.	600	18,180
[1]Loral Space & Communications, Inc.	100	1,477
[1]MetroPCS Communications, Inc.	800	11,192
[1]NeuStar, Inc.	246	4,893
[1]Neutral Tandem, Inc.	100	1,854
1NII Holdings, Inc.	600	22,752
NTELOS Holdings Corp.	100	2,689
1PAETEC Holding Corp.	300	645
[1]Premiere Global Services, Inc.	200	2,812
Qwest Communications International, Inc.	5,631	18,188
1RCN Corp.	70	858
1SAVVIS, Inc.	100	1,344
1SBA Communications Corp.	390	10,089
Shenandoah Telecom Co.	100	2,207
Sprint Nextel Corp.	10,300	62,830
[1]Starent Networks Corp.	100	1,294
[1]Syniverse Holdings, Inc.	200	3,322
Telephone & Data Systems, Inc.	223	7,972
Telephone & Data Systems, Inc. (Special Shares)	200	7,180
[1]TerreStar Corp.	400	400
[1]Time Warner Cable, Inc.	700	16,940
[1]Time Warner Telecom, Inc.	448	4,655
1US Cellular Corp.	66	3,097
1USA Mobility, Inc.	100	1,100
Verizon Communications, Inc.	10,700	343,363
[1]Vonage Holdings Corp.	200	202
Windstream Corp.	1,800	19,692

Total Telecommunication Services		1,385,706

Utilities – 4.0%
1AES Corp.	2,500	29,225
AGL Resources, Inc.	291	9,132
Allegheny Energy, Inc.	606	22,283
Allete, Inc.	100	4,450
Alliant Energy Corp.	427	13,754
Ameren Corp.	758	29,585
American Electric Power Co., Inc.	1,500	55,545
American States Water Co.	100	3,850
Aqua America, Inc.	494	8,783
Atmos Energy Corp.	332	8,838
Avista Corp.	200	4,342
Black Hills Corp.	150	4,660
California Water Service Group	100	3,850
CenterPoint Energy, Inc.	1,200	17,484
CH Energy Group, Inc.	70	3,050
Cleco Corp.	200	5,050
CMS Energy Corp.	900	11,223
Consolidated Edison, Inc.	1,010	43,390
Constellation Energy Group, Inc.	654	15,892
Dominion Resources, Inc.	2,200	94,116
DPL, Inc.	380	9,424
DTE Energy Co.	607	24,353
Duke Energy Corp.	4,700	81,921
[1]Dynegy, Inc.	1,836	6,573
Edison International	1,160	46,284
1El Paso Electric Co.	190	3,990
Empire District Electric Co.	150	3,203
[1]Enbridge Energy Management LLC	91	3,810
Energen Corp.	280	12,678
Entergy Corp.	700	62,307
Exelon Corp.	2,420	151,540
FirstEnergy Corp.	1,130	75,699
FPL Group, Inc.	1,446	72,734
Great Plains Energy, Inc.	500	11,110
Hawaiian Electric Industries, Inc.	321	9,344
IDACORP, Inc.	175	5,091
Integrys Energy Group, Inc.	269	13,434
ITC Holdings Corp.	200	10,354
[1]Kinder Morgan Management LLC	246	12,103
Laclede Group, Inc.	120	5,819
Macquarie Infrastructure Co. LLC	168	2,219
MDU Resources Group, Inc.	608	17,632
MGE Energy, Inc.	100	3,555
[1]Mirant Corp.	800	14,632
Mueller Water Products, Inc.	243	1,580

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks – (continued)

Utilities – (continued)
Nalco Holding Co.	510	$9,455
National Fuel Gas Co.	300	12,654
New Jersey Resources Corp.	140	5,025
Nicor, Inc.	169	7,495
NiSource, Inc.	954	14,081
Northeast Utilities	576	14,774
Northwest Natural Gas Co.	90	4,680
NorthWestern Corp.	170	4,272
1NRG Energy, Inc.	826	20,443
NSTAR	420	14,070
OGE Energy Corp.	330	10,190
Oneok, Inc.	400	13,760
Ormat Technologies, Inc.	100	3,633
Otter Tail Corp.	90	2,766
Pepco Holdings, Inc.	767	17,572
[1]Petrohawk Energy Corp.	1,000	21,630
PG&E Corp.	1,355	50,745
Piedmont Natural Gas Co.	300	9,588
Pinnacle West Capital Corp.	390	13,420
PNM Resources, Inc.	184	1,884
Portland General Electric Co.	200	4,732
PPL Corp.	1,400	51,828
Progress Energy, Inc.	987	42,569
Public Service Enterprise Group, Inc.	1,900	62,301
Puget Energy, Inc.	440	11,748
Questar Corp.	629	25,739
[1]Reliant Energy, Inc.	1,274	9,364
SCANA Corp.	387	15,066
Sempra Energy	938	47,341
Sierra Pacific Resources	786	7,530
SJW Corp.	100	2,997
South Jersey Industries, Inc.	90	3,213
Southern Co.	2,900	109,301
Southern Union Co.	436	9,003
Southwest Gas Corp.	200	6,052
[1]Southwestern Energy Co.	1,242	37,931
Spectra Energy Corp.	2,400	57,120
TECO Energy, Inc.	749	11,782
UGI Corp.	351	9,049
UIL Holdings Corp.	100	3,433
UniSource Energy Corp.	160	4,670
Vectren Corp.	314	8,745
[1]VeraSun Energy Corp.	362	1,133
Westar Energy, Inc.	337	7,764
WGL Holdings, Inc.	200	6,490
Wisconsin Energy Corp.	405	18,184
Xcel Energy, Inc.	1,632	32,624

Total Utilities		1,909,737

Total Common Stocks - (Identified Cost $53,892,149)		46,849,472

Rights – 0.0%
Rights/warrants – 0.0%
[1]Fresenius Kabi Pharmaceuticals Holding, Inc.	140	91

Mutual Fund – 0.9%
AIM Prime Fund (At Net Asset Value)	441,835	441,835

	Par Amount	Value
U.S. Treasury – 0.1%
[4]United States Treasury Bill, 1.580%, 12/11/2008	$66,000	$65,794

Total Investments – 97.8% (Identified Cost $54,399,918)		47,357,192

Other Assets & Liabilities – Net – 2.2%		1,053,601

Total Net Assets – 100.0%		$48,410,793

1	Non-income producing security.
2	Real Estate Investment Trust (REIT)
3	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $101,169 at September 30, 2008.
4	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.
5	At September 30, 2008, the cost of investments for federal tax purposes was $54,399,918. The net unrealized depreciation of investments for federal tax purposes was $7,042,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,209,289 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,252,015.

At September 30, 2008, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P Mini 500 Index Futures	6	$350,700	December 2008	$(26,834)
Russell 2000 E Mini Index Futures	3	$203,520	December 2008	$(13,476)

Futures Contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of investments

INVESTMENT VALUATION

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios’ investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$47,357,192	$(40,310)
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$47,357,192	$(40,310)

*	Other financial instruments include futures.

AARP Portfolios

International Stock Market Portfolio

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – 94.2%

Aerospace & Defense – 0.8%
BAE Systems PLC	7,896	$58,028
Cobham PLC	2,413	8,173
European Aeronautic Defence and Space Co. NV	683	11,820
Finmeccanica SpA	654	14,068
Gamesa Corp. Tecnologica SA	390	13,400
Meggitt PLC	1,428	4,833
[1]Rolls-Royce Group PLC	3,989	23,982
Safran SA	401	6,974
Singapore Technologies Engineering Ltd.	3,000	5,721
Smiths Group PLC	844	15,256
Thales SA	189	9,592
Zodiac SA	91	4,364

Total		176,211

Air Freight & Couriers – 0.4%
Deutsche Post AG	1,841	38,840
Hamburger Hafen und Logistik AG	54	3,239
TNT NV	835	23,358
Toll Holdings Ltd.	1,308	7,335
Yamato Holdings Co. Ltd.	1,000	11,233

Total		84,005

Airlines – 0.2%
Air France-KLM	310	7,152
All Nippon Airways Co. Ltd.	2,000	7,166
British Airways PLC	1,285	3,877
Cathay Pacific Airways Ltd.	3,000	5,129
Deutsche Lufthansa AG	461	9,070
Iberia Lineas Aereas de Espana SA	811	1,984
[1]Japan Airlines Corp.	2,000	4,131
Qantas Airways Ltd.	1,889	4,788
Singapore Airlines Ltd.	940	9,426
Virgin Blue Holdings Ltd.	1,308	338

Total		53,061

Auto Components – 0.7%
Aisin Seiki Co. Ltd.	400	9,805
Bridgestone Corp.	1,300	24,477
Compagnie Generale des Etablissements Michelin	313	20,539
[1]Continental AG	336	33,406
Denso Corp.	1,100	27,124
GKN PLC	1,370	4,825
NOK Corp.	200	2,247
Nokian Renkaat, OYJ	230	5,591
Stanley Electric Co. Ltd.	300	4,402
Sumitomo Rubber Industries, Inc.	300	2,676
Tokai Rika Co. Ltd.	100	1,274
Toyoda Gosei Co. Ltd.	100	1,703
Toyota Boshoku Corp.	100	1,114
Toyota Industries Corp.	400	10,151
Valeo SA	168	5,117

		154,451

Automobiles – 3.3%
Bayerische Motoren Werke AG	704	27,464
DaimlerChrysler AG	1,973	99,733
Fiat SpA	1,550	20,656
Fuji Heavy Industries Ltd.	1,000	5,071
Honda Motor Co. Ltd.	3,700	110,332
Isuzu Motors Ltd.	3,000	8,321
Mazda Motor Corp.	2,000	8,134
[1]Mitsubishi Motors Corp.	8,000	13,470
Nissan Motor Co. Ltd.	5,100	34,355
Peugeot SA	334	12,686
Renault SA	398	25,722
Suzuki Motor Corp.	800	14,915
Toyota Motor Corp.	6,200	264,291
Volkswagen AG	321	126,305
Yamaha Motor Co. Ltd.	400	5,475

Total		776,930

Banks – 15.0%
77 Bank Ltd.	1,000	5,041
Alliance & Leicester PLC	805	3,945
Allied Irish Banks PLC	1,906	16,358
Alpha Bank AE	844	18,560
Anglo Irish Bank Corp. PLC	1,621	9,093
Aozora Bank Ltd.	1,000	1,590
Australia & New Zealand Banking Group Ltd.	4,172	64,542
Banca Carige SpA	1,495	4,911
Banca Intesa SpA (Certificates.-participating cumulative)	1,839	8,736
Banca Monte dei Paschi di Siena SpA	5,380	13,291
Banca Popolare di Milano SCRL	825	7,030
Banche Popolari Unite SCPA	1,322	28,866
Banco Bilbao Vizcaya Argentaria SA	7,958	129,031
Banco Comercial Portugues SA	5,203	8,506
Banco de Sabadell SA	1,952	15,170
Banco Espirito Santo SA	451	5,598
Banco Popolare SCRL	1,389	21,647
Banco Popular Espanol SA	1,764	21,130
Banco Santander Central Hispano SA	13,956	211,297
Bank of East Asia Ltd.	3,057	9,533
Bank of Ireland	2,139	12,304
Bank of Kyoto Ltd.	1,000	10,254
Bank of Yokohama Ltd.	3,000	14,612
Bankinter SA	561	7,064
Barclays PLC	18,185	110,619
Bendigo Bank Ltd.	548	5,238
BNP Paribas	1,823	175,282
BOC Hong Kong Holdings Ltd.	8,000	14,249
Chiba Bank Ltd.	2,000	10,368
1CITIC International Financial Holdings Ltd.	4,000	2,646
Commerzbank AG	1,352	20,192
Commonwealth Bank of Australia	2,967	104,171
Credit Agricole SA	1,927	37,433

1

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Banks – (continued)
Credit Suisse Group	2,340	$111,918
Danske Bank A/S	1,010	24,374
DBS Group Holdings Ltd.	2,000	23,702
Deutsche Bank AG	1,128	80,269
Deutsche Postbank AG	166	6,327
Dexia SA	1,144	12,570
DnB NOR ASA	1,600	12,325
EFG Eurobank Ergasias SA	705	12,992
EFG International	103	2,985
Erste Bank der Oesterreichischen Sparkassen AG	413	20,819
Fukuoka Financial Group, Inc.	2,000	7,431
Gunma Bank Ltd.	1,000	5,701
Hachijuni Bank Ltd.	1,000	5,327
Hang Seng Bank Ltd.	1,700	31,741
HBOS PLC	11,886	27,027
Hiroshima Bank Ltd.	1,000	3,728
HSBC Holdings PLC	26,763	434,007
Intesa Sanpaolo SpA	17,242	94,136
Investec PLC	865	4,741
Iyo Bank Ltd.	1,000	10,972
Joyo Bank Ltd.	2,000	9,148
Julius Baer Holding AG	451	22,274
[1]Jyske Bank A/S	126	6,361
KBC Groep NV	361	31,399
Lloyds TSB Group PLC	12,672	52,784
Mediobanca SpA	1,077	14,490
Mitsubishi UFJ Financial Group, Inc.	23,070	200,788
Mizuho Financial Group, Inc.	22	96,909
National Australia Bank Ltd.	3,632	73,853
National Bank of Greece SA	1,093	44,938
Natixis	2,123	7,143
Nishi-Nippon City Bank Ltd.	1,000	2,513
Nordea Bank AB	4,560	54,518
OKO Bank PLC	200	2,929
Oversea-Chinese Banking Corp. Ltd.	6,000	30,446
Piraeus Bank SA	711	14,937
Raiffeisen International Bank Holding AG	119	8,654
Resona Holdings, Inc.	11	14,637
Royal Bank of Scotland Group PLC	36,932	122,504
Sapporo Hokuyo Holdings, Inc.	1	5,012
Shinsei Bank Ltd.	3,000	9,212
Shizuoka Bank Ltd.	1,000	9,886
Skandinaviska Enskilda Banken AB	1,110	17,388
SNS Reaal	278	3,177
Societe Generale	1,042	94,604
St. George Bank Ltd.	1,223	28,638
Standard Chartered PLC	3,182	77,396
Sumitomo Mitsui Financial Group, Inc.	15	94,350
Suncorp-Metway Ltd.	2,013	15,449
Suruga Bank Ltd.	1,000	11,513
Svenska Handelsbanken	1,050	23,435
Swedbank AB	800	10,507
Sydbank A/S	140	4,211
UniCredito Italiano SpA	25,349	93,652
United Overseas Bank Ltd.	3,000	35,619
Westpac Banking Corp.	4,200	74,381
Wing Hang Bank Ltd.	510	3,909
Wing Lung Bank	200	4,009

Total		3,488,972

Beverages – 1.4%
Asahi Breweries Ltd.	800	14,053
Carlsberg A/S	160	12,235
Coca-Cola Amatil Ltd.	1,263	8,405
Coca-Cola West Holdings Co. Ltd.	100	2,271
Diageo PLC	5,707	96,738
Foster’s Group Ltd.	4,256	18,607
Fraser and Neave Ltd.	2,000	5,031
Heineken Holding NV	234	9,290
Heineken NV	520	20,958
InBev NV	400	23,617
Ito En Ltd.	100	1,299
Kirin Brewery Co. Ltd.	2,000	26,406
Lion Nathan Ltd.	667	4,958
Pernod-Ricard SA	350	30,776
SABMiller PLC	1,971	38,553
Sapporo Holdings Ltd.	1,000	7,465

Total		320,662

Biotechnology – 0.0%
Grifols SA	272	6,937

Building Products – 0.4%
Asahi Glass Co. Ltd.	2,000	17,790
Assa Abloy AB	680	8,236
Cie de Saint-Gobain	640	33,456
Geberit AG	88	10,887
JS Group Corp.	600	7,607
Nippon Sheet Glass Co. Ltd.	1,000	5,181
TOTO Ltd.	1,000	7,420
Wienerberger AG	171	4,649

Total		95,226

Chemicals – 2.6%
Akzo Nobel NV	588	28,274
Asahi Kasei Corp.	3,000	12,749
BASF AG	2,101	100,710
Bayer AG	1,732	126,446
Daicel Chemical Industries, Ltd.	1,000	4,545
Dainippon Ink and Chemicals, Inc.	1,000	1,890
Denki Kagaku Kogyo K. K.	1,000	2,645
GEA Group AG	322	6,277
Givaudan SA	14	11,662
JSR Corp.	400	5,277
K+S AG	324	22,680
Kaneka Corp.	1,000	5,557
Kansai Paint Co. Ltd.	1,000	6,223
Koninklijke DSM NV	290	13,658
Kuraray Co. Ltd.	1,000	9,897

2

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Chemicals – (continued)
Lonza Group AG	98	$12,244
Mitsubishi Chemical Holdings Corp.	3,000	15,948
Mitsubishi Gas Chemical Co., Inc.	1,000	4,842
Mitsubishi Rayon Co. Ltd.	1,000	2,485
Mitsui Chemicals, Inc.	1,000	4,429
Novozymes A/S	110	9,794
Orica Ltd.	888	15,136
Shin-Etsu Chemical Co. Ltd.	900	43,021
Showa Denko K.K.	3,000	6,350
Solvay SA	131	16,098
Sumitomo Chemical Co. Ltd.	4,000	17,502
Syngenta AG	226	48,205
Taiyo Nippon Sanso Corp.	1,000	7,958
Teijin Ltd.	2,000	6,037
Tokuyama Corp.	1,000	5,823
Toray Industries, Inc.	3,000	14,135
Tosoh Corp.	1,000	2,970
Ube Industries Ltd.	2,000	5,365
Wacker Chemie AG	33	4,720
Yara International ASA	350	12,253

Total		613,805

Commercial Services & Supplies – 0.8%
Adecco SA	257	11,281
Benesse Corp.	200	8,196
Bureau Veritas SA	86	4,378
Capita Group PLC	1,261	15,694
Cargotec Corp.	65	1,336
Dai Nippon Printing Co. Ltd.	1,000	13,592
Group 4 Securicor PLC	2,609	9,423
Hakuhodo DY Holdings, Inc.	50	2,481
Hays PLC	2,836	4,084
[1]Invensys PLC	1,783	6,589
Legrand SA	202	4,586
Mitsubishi UFJ Lease & Finance Co. Ltd.	140	4,646
PagesJaunes Groupe SA	300	4,205
Randstad Holdings NV	220	5,817
Rentokil Initial PLC	3,795	4,687
Secom Co. Ltd.	500	20,988
Securitas AB	680	7,657
Serco Group PLC	984	6,370
SGS SA	10	11,804
Societe BIC SA	70	3,643
Toppan Printing Co. Ltd.	1,000	7,836
WPP Group PLC	2,438	19,812

Total		179,105

Communications Equipment – 1.0%
[1]Alcatel SA	5,242	20,435
Nokia OYJ	8,670	161,661
Telefonaktiebolaget LM Ericsson	6,190	58,135

Total		240,231

Computers & Peripherals – 0.4%
[1]Elpida Memory, Inc.	200	3,705
Fujitsu Ltd.	4,000	22,435
[1]Logitech International SA	381	8,723
Mitsumi Electric Co. Ltd.	200	5,070
NEC Corp.	4,000	17,030
Toshiba Corp.	7,000	30,351

Total		87,314

Construction & Engineering – 0.8%
Acciona SA	60	9,126
Actividades de Construction y Servicios SA (ACS)	413	16,812
Aker Kvaerner ASA	374	5,978
Alstom SA	465	35,072
Amec PLC	730	8,298
Balfour Beatty PLC	1,055	5,683
Bilfinger Berger AG	78	4,083
Boart Longyear Group	2,691	2,454
Eiffage SA	79	4,242
FLSmidth & Co. A/S	100	5,087
Fomento de Construcciones y Contratas SA	100	4,541
Grupo Ferrovial SA	131	6,112
HOCHTIEF AG	83	3,964
Husqvarna AB, Series B	548	4,119
Italcementi SpA	146	1,372
JGC Corp.	1,000	15,904
Kajima Corp.	2,000	6,101
Kurita Water Industries Ltd.	300	7,044
Leighton Holdings Ltd.	310	9,560
Obayashi Corp.	1,000	5,123
SembCorp Industries Ltd.	2,000	4,575
Shimizu Corp.	1,000	4,807
Skanska AB	1,080	12,306
Strabag SE	109	4,844
Taisei Corp.	2,000	5,286
YIT OYJ	240	2,512

Total		195,005

Construction Materials – 0.6%
Boral Ltd.	1,224	6,137
Cimpor Cimentos de Portugal SGPS SA	466	2,991
CRH PLC	1,197	26,019
CSR Ltd.	2,103	4,246
Fletcher Building Ltd.	1,074	4,846
HeidelbergCement AG	53	5,633
Holcim Ltd.	460	33,812
Imerys SA	70	4,049
Italcementi SpA	120	1,478
James Hardie Industries NV	800	3,283
Lafarge SA	321	33,878
Taiheiyo Cement Corp.	2,000	2,939
Titan Cement Co. SA	140	4,611

Total		133,922

Containers & Packaging – 0.1%
Amcor Ltd.	1,838	8,090

3

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Containers & Packaging – (continued)
Rexam PLC	1,399	$9,828
Smurfit Kappa Group PLC	276	1,198
Toyo Seikan Kaisha Ltd.	300	4,622

Total		23,738

Distributors – 0.4%
Li & Fung Ltd.	4,200	10,255
Metcash Ltd.	1,626	5,121
Olam International Ltd.	2,100	2,700
Reckitt Benckiser Group PLC	1,326	64,289

Total		82,365

Diversified Financials – 3.0%
3i Group PLC	837	10,579
Acom Co. Ltd.	100	3,423
Aeon Credit Service Co. Ltd.	100	1,012
Aiful Corp.	100	783
Australian Stock Exchange Ltd.	378	9,288
Babcock & Brown International Property Ltd.	463	761
Banco BPI SA	606	1,887
Cattles PLC	22	31
Chinese Estates Holdings Ltd.	2,035	2,493
Credit Saison Co. Ltd.	300	4,900
Criteria Caixacorp SA	1,788	8,613
Daiwa Securities Group, Inc.	3,000	21,584
Deutsche Boerse AG	428	39,026
Eurazeo	54	4,588
Experian Group Ltd.	2,228	14,794
Fortis NV	5,010	31,497
Groupe Bruxelles Lambert SA	177	15,287
Hokuhoku Financial Group, Inc.	2,000	4,417
Hong Kong Exchanges and Clearing Ltd.	2,000	24,849
Hypo Real Estate Holding AG	357	2,094
ICAP PLC	1,044	6,757
IFIL - Investments SpA	663	3,002
ING Groep NV	4,264	92,772
Investor AB	1,000	18,628
Jafco Co. Ltd.	100	3,786
KBC Ancora	67	4,435
Keppel Corp. Ltd.	3,000	16,698
London Stock Exchange Group PLC	301	4,681
Macquarie Group Ltd.	621	19,399
Man Group PLC	3,709	22,789
[1]Marfin Investment Group SA	1,412	10,194
Mediolanum SpA	660	3,000
Mitsui Trust Holdings, Inc.	2,000	10,754
Mizuho Trust & Banking Co. Ltd.	3,000	4,127
Nomura Holdings, Inc.	4,000	51,829
ORIX Corp.	210	26,074
Pargesa Holding SA	57	4,885
Perpetual Ltd.	100	3,851
Promise Co. Ltd.	150	2,902
Schroders PLC	261	4,816
Shinko Securities Co. Ltd.	1,000	2,832
Singapore Exchange Ltd.	2,000	8,689
Sony Financial Holdings, Inc.	2	7,926
Sumitomo Trust & Banking Co. Ltd.	3,000	19,982
Swire Pacific Ltd.	2,000	17,625
Takefuji Corp.	200	2,581
1UBS AG	6,566	114,026

Total		690,946

Diversified Telecommunication Services – 3.9%
Belgacom SA	349	13,217
BT Group PLC	17,099	49,454
Deutsche Telekom AG	6,346	97,403
Elisa OYJ	280	5,521
France Telecom SA	4,092	114,613
Hellenic Telecommunications Organization SA	560	10,006
[1]Hutchison Telecommunications International Ltd.	3,000	3,384
Millicom International Cellular SA	149	10,152
Mobistar SA	60	4,201
Nippon Telegraph & Telephone Corp.	12	53,664
PCCW Ltd.	10,000	4,174
Portugal Telecom SGPS SA	1,418	14,350
Prysmian SpA	272	5,310
Royal KPN NV	4,004	57,721
Singapore Telecommunications Ltd.	17,300	39,688
Swisscom AG	50	15,001
Tele2 AB	637	7,228
Telecom Corp. of New Zealand Ltd.	3,743	6,879
Telecom Italia SpA	22,655	33,810
Telecom Italia SpA (RNC-Participating Cumulative)	12,482	14,122
Telefonica SA	9,586	229,198
Telekom Austria AG	735	12,955
Telenor ASA	1,900	23,296
TeliaSonera AB	5,170	29,407
Telstra Corp. Ltd.	12,791	42,922

Total		897,676

Electric Utilities – 3.7%
British Energy Group PLC	2,266	30,743
Cheung Kong Infrastructure Holdings Ltd.	1,000	4,677
Chubu Electric Power Co., Inc.	1,500	35,562
Chugoku Electric Power Co., Inc.	600	12,350
CLP Holdings Ltd.	4,500	36,333
Contact Energy Ltd.	489	2,592
Drax Group PLC	739	9,911
E.ON AG	4,241	214,816
Electric Power Development Co.	300	9,734
Electricite de France	452	32,757
Enel SpA	9,478	79,024
Energias de Portugal SA	3,838	16,156
Hokkaido Electric Power Co., Inc.	400	8,385
Hokuriku Electric Power Co.	400	9,653
HongKong Electric Holdings	3,000	18,879

4

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Electric Utilities – (continued)
[1]Iberdrola Renovables	1,809	$7,875
Iberdrola SA	7,825	79,997
International Power PLC	3,287	21,224
Kansai Electric Power Co., Inc.	1,700	37,880
Kyushu Electric Power Co., Inc.	800	16,814
Public Power Corp.	210	3,263
Red Electrica de Espana	238	12,083
Scottish & Southern Energy PLC	1,881	47,882
Shikoku Electric Power Co., Inc.	400	10,121
Solarworld AG	167	7,046
Terna SpA	2,692	9,865
Tohoku Electric Power Co., Inc.	900	19,401
Tokyo Electric Power Co., Inc.	2,700	66,807
Verbund – Oesterreichische Elektrizitatswirtschafts-AG	156	9,628

Total		871,458

Electrical Equipment – 2.0%
1ABB Ltd.	4,842	93,316
Fanuc Ltd.	400	30,293
Fuji Electric Holdings Co. Ltd.	1,000	2,420
Furukawa Electric Co. Ltd.	1,000	4,421
Matsushita Electric Works Ltd.	1,000	8,948
Mitsubishi Electric Corp.	4,000	27,061
Nitto Denko Corp.	400	10,198
Schneider Electric SA	480	41,643
Siemens AG	1,938	181,922
Sumitomo Electric Industries Ltd.	1,700	18,561
Ushio, Inc.	200	3,280
[1]Vestas Wind Systems A/S	470	40,927

Total		462,990

Electronic Equipment & Instruments – 1.0%
Alps Electric Co. Ltd.	300	2,365
Citizen Watch Co. Ltd.	700	4,855
Hirose Electric Co. Ltd.	100	9,586
Hitachi Chemical Co. Ltd.	200	2,667
Hitachi Ltd.	8,000	55,235
Hoya Corp.	900	17,901
Ibiden Co. Ltd.	300	7,337
Keyence Corp.	100	19,970
Kingboard Chemical Holdings Ltd.	2,000	6,775
Kyocera Corp.	400	30,447
Mabuchi Motor Co. Ltd.	100	4,569
Nidec Corp.	200	12,351
Nippon Electric Glass Co. Ltd.	1,000	9,079
Omron Corp.	400	6,169
Rohm Co. Ltd.	200	11,021
Shimadzu Corp.	1,000	8,073
TDK Corp.	300	15,093
Venture Corp. Ltd.	1,000	5,475
Yaskawa Electric Corp.	1,000	5,697
Yokogawa Electric Corp.	500	3,233

Total		237,898

Energy Equipment & Services – 0.4%
Acergy SA	380	3,807
[1]Cie Generale de Geophysique-Veritas	284	8,943
Fugro NV	130	7,686
[1]Renewable Energy Corp. AS	307	5,703
Saipem SpA	563	16,660
SBM Offshore NV	310	6,676
SeaDrill Ltd.	576	11,807
Technip SA	225	12,642
WorleyParsons Ltd.	340	8,410

Total		82,334

Food & Drug Retailing – 1.9%
Cadbury PLC	2,905	29,292
Carrefour SA	1,422	67,126
Casino Guichard Perrachon SA	98	8,788
Colruyt SA	40	9,986
Delhaize Group	209	12,181
FamilyMart Co. Ltd.	100	4,245
J Sainsbury PLC	2,327	14,614
Kesko OYJ	160	4,104
Koninklijke Ahold NV	2,535	29,255
Lawson, Inc.	200	9,306
Seven & I Holdings Co. Ltd.	1,900	54,906
Tesco PLC	17,558	122,271
WM Morrison Supermarkets PLC	5,176	24,059
Woolworths Ltd.	2,731	59,088

Total		449,221

Food Products – 2.9%
Ajinomoto Co., Inc.	1,000	9,528
[1]Aryzta AG	172	6,993
Associated British Foods PLC	758	9,597
Coca Cola Hellenic Bottling Co. SA	350	7,578
Danisco A	90	5,079
[1]Genting International PLC	6,000	1,927
Golden Agri-Resources Ltd.	11,000	2,477
Goodman Fielder Ltd.	2,884	3,232
Groupe DANONE	980	69,455
Incitec Pivot Ltd.	2,620	10,828
Kerry Group PLC	319	9,350
Lindt & Spruengli AG	2	4,877
Meiji Dairies Corp.	1,000	5,333
Nestle SA	8,764	380,788
Nisshin Seifun Group, Inc.	500	6,725
Nissin Food Products Co. Ltd.	200	7,147
Parmalat SpA	3,496	8,305
Tate & Lyle PLC	1,060	7,281
Unilever NV	3,604	101,834
Wilmar International Ltd.	2,000	3,571
Yakult Honsha Co. Ltd.	200	6,176

Total		668,081

Gas Utilities – 0.6%
AGL Energy Ltd.	976	10,777
Centrica PLC	8,290	46,455

5

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Gas Utilities – (continued)
Enagas	373	$8,036
Gas Natural SDG SA	250	9,299
Hong Kong & China Gas Co.	8,360	19,045
Osaka Gas Co. Ltd.	4,000	13,750
Snam Rete Gas SpA	1,750	10,536
Toho Gas Co. Ltd.	1,000	5,514
Tokyo Gas Co. Ltd.	5,000	20,759

Total		144,171

Health Care Equipment & Supplies – 1.0%
Air Liquide SA	542	59,646
Alfresa Holdings Corp.	100	4,877
Cie Generale d’Optique Essilor International SA	431	21,556
Cochlear Ltd.	130	6,210
Coloplast A/S	60	4,443
Getinge AB	390	8,009
Luxottica Group SpA	311	7,111
Nobel Biocare Holding AG	235	7,915
Olympus Corp.	1,000	29,355
Phonak Holding AG	100	6,491
Smith & Nephew PLC	1,932	20,392
Straumann Holding AG	20	5,515
Synthes, Inc.	128	17,761
Terumo Corp.	400	20,682
[1]William Demant Holding A/S	100	4,526

Total		224,489

Health Care Providers & Services – 0.2%
Celesio AG	190	8,337
Fresenius Medical Care AG & Co. KGaA	414	21,319
Fresenius SE	58	4,239
Mediceo Paltac Holdings Co. Ltd.	300	3,681
Parkway Holdings Ltd.	2,467	3,299
Sonic Healthcare Ltd.	671	7,050
Suzuken Co. Ltd.	200	6,098

Total		54,023

Hotels Restaurants & Leisure – 0.8%
Accor SA	414	22,236
Aristocrat Leisure Ltd.	744	3,936
Autogrill SpA	172	1,936
Carnival PLC	333	9,994
City Developments Ltd.	1,000	6,275
Compass Group PLC	4,139	25,805
Crown Ltd.	943	6,523
Enterprise Inns PLC	1,100	3,542
Intercontinental Hotels Group PLC	658	8,153
Ladbrokes PLC	1,221	4,132
Lottomatica SpA	146	3,812
OPAP SA	490	15,001
Oriental Land Co. Ltd.	100	6,785
Punch Taverns PLC	502	1,241
Shangri-La Asia Ltd.	4,000	5,738
Sky City Entertainment Group Ltd.	761	1,877
Sodexho Alliance SA	418	24,774
TABCORP Holdings Ltd.	1,257	8,100
Thomas Cook Group PLC	1,002	3,964
TUI AG	428	7,124
TUI Travel PLC	1,275	4,903
UOL Group Ltd.	1,000	1,774
Whitbread PLC	394	7,495
William Hill PLC	740	3,126

Total		188,246

Household Durables – 1.2%
Casio Computer Co. Ltd.	400	3,773
Daito Trust Construction Co. Ltd.	200	7,508
Daiwa House Industry Co. Ltd.	1,000	9,571
Electrolux AB	532	6,278
Haseko Corp.	2,500	1,795
Koninklijke Philips Electronics NV	2,357	64,549
Makita Corp.	300	6,151
Matsushita Electric Industrial Co. Ltd.	4,000	69,699
Persimmon PLC	606	4,369
Pioneer Corp.	300	1,988
[1]Sanyo Electric Co. Ltd.	4,000	6,971
Sekisui Chemical Co. Ltd.	1,000	5,986
Sekisui House Ltd.	1,000	9,218
Sharp Corp.	2,000	21,674
Sony Corp.	2,200	68,310
Taylor Woodrow PLC	2,218	1,419

Total		289,259

Household Products – 0.2%
Henkel KGaA	276	8,546
Kao Corp.	1,000	26,897
Uni-Charm Corp.	100	7,702

Total		43,145

Industrial Conglomerates – 0.7%
Aeon Mall Co. Ltd.	100	2,989
Brambles Ltd.	3,066	19,147
Burberry Group PLC	870	6,105
Hopewell Holdings Ltd.	2,000	7,192
Hutchison Whampoa Ltd.	5,000	38,056
IVG Immobilien AG	169	1,639
Jeronimo Martins SGPS SA	479	4,088
Noble Group Ltd.	3,400	3,213
NWS Holdings Ltd.	2,022	3,624
Orkla ASA	1,845	16,911
OSAKA Titanium Technologies Co. Ltd.	100	3,330
Pirelli & C SpA	5,630	3,296
Rheinmetall AG	72	3,849
Sonae SGPS SA	1,493	1,144
Tomkins PLC	1,695	4,699
Wendel SA	59	4,729
Wesfarmers Ltd.	322	7,269
Wesfarmers Ltd.-PPS	1,409	32,111

Total		163,391

6

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Insurance – 4.5%
Aegon NV	3,035	$27,129
Aioi Insurance Co. Ltd.	1,000	4,984
Alleanza Assicurazioni SpA	825	7,544
Allianz AG	1,010	138,932
AMP Ltd.	3,999	22,895
Assicurazioni Generali SpA	2,370	78,461
Aviva PLC	5,784	50,374
AXA Asia Pacific Holdings Ltd.	1,889	7,802
AXA SA	3,462	113,515
Baloise Holding AG	109	7,472
CNP Assurances	77	8,698
Fondiaria-SAI SpA	141	3,305
Friends Provident PLC	4,940	8,509
Hannover Rueckversicherung AG	128	4,667
Insurance Australia Group Ltd.	4,248	14,044
Irish Life & Permanent PLC	625	4,424
Legal & General Group PLC	13,524	24,484
Mapfre SA	1,300	5,688
Millea Holdings, Inc.	1,500	54,651
Mitsui Sumitomo Insurance Group Holdings, Inc.	800	27,165
Muenchener Rueckversicherungs AG	454	68,552
Nipponkoa Insurance Co. Ltd.	1,000	5,661
Old Mutual PLC	10,816	15,143
Prudential PLC	5,653	52,105
QBE Insurance Group Ltd.	1,973	42,664
Sampo OYJ	923	21,082
SCOR SE	355	6,977
Sompo Japan Insurance, Inc.	2,000	16,879
Standard Life PLC	4,934	21,361
Storebrand ASA	909	5,380
[1]Swiss Life Holding	76	11,103
Swiss Reinsurance	764	42,863
T&D Holdings, Inc.	450	24,093
[1]Topdanmark A/S	50	7,153
TrygVesta A/S	53	3,409
Unipol Gruppo Finanziario SpA	1,422	3,014
Wiener Staedtische Versicherung AG	82	4,138
Zurich Financial Services AG	326	90,777

Total		1,057,097

Internet & Catalog Retail – 0.1%
Dena Co. Ltd.	1	4,042
Rakuten, Inc.	15	8,512

Total		12,554

Internet Software & Services – 0.2%
SBI Holdings, Inc.	47	7,065
Softbank Corp.	1,600	20,765
United Internet AG	267	2,887
Yahoo! Japan Corp.	30	9,670

Total		40,387

It Consulting & Services – 0.3%
Atos Origin SA	138	6,053
Cap Gemini SA	307	14,609
Computershare Ltd.	1,089	8,193
CSK Holdings Corp.	100	1,480
Indra Sistemas SA	228	5,438
Itochu Techno-Solutions Corp.	100	2,545
LogicaCMG PLC	2,993	5,820
Nomura Research Institute Ltd.	200	4,078
NTT Data Corp.	3	11,782
Obic Co. Ltd.	20	3,275

Total		63,273

Leisure Equipment & Products – 0.3%
Fuji Photo Film Co. Ltd.	1,100	28,622
Konica Minolta Holdings, Inc.	1,000	11,572
Namco Bandai Holdings, Inc.	400	4,362
Sankyo Co. Ltd.	100	5,120
Shimano, Inc.	200	6,891
Tattersall’s Ltd.	2,237	4,221
Yamaha Corp.	400	6,890

Total		67,678

Machinery – 1.6%
Alfa Laval AB	800	8,251
Amada Co. Ltd.	1,000	5,533
Andritz AG	73	3,138
Atlas Copco AB, Series A	1,465	16,720
Atlas Copco AB, Series B	816	8,245
Daikin Industries Ltd.	600	20,449
Hino Motors Ltd.	1,000	4,073
Hitachi Construction Machinery Co. Ltd.	200	4,937
IMI PLC	700	4,720
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	4,724
Japan Steel Works Ltd.	1,000	12,528
JTEKT Corp.	400	4,613
Kawasaki Heavy Industries Ltd.	3,000	6,391
Komatsu Ltd.	2,000	32,504
Kubota Corp.	3,000	18,975
Linde AG	292	31,320
MAN AG	225	15,117
Metso OYJ	290	7,134
Minebea Co. Ltd.	1,000	3,776
Mitsubishi Heavy Industries Ltd.	7,000	30,377
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	1,907
NGK Insulators Ltd.	1,000	12,196
NSK Ltd.	1,000	5,817
NTN Corp.	1,000	5,242
Sandvik AB	2,144	22,672
Scania AB	800	9,823
SembCorp Marine Ltd.	2,400	5,097
SMC Corp.	100	10,504
Sulzer AG	56	5,974
Sumitomo Heavy Industries Ltd.	1,000	4,807
THK Co. Ltd.	200	3,118

7

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Machinery – (continued)
Volvo AB, Series A	2,300	$20,808
Volvo AB, Series B	14	119
Wartsila OYJ	200	8,500
Zardoya Otis SA	319	6,992

Total		367,101

Marine – 0.4%
A.P. Moller-Maersk A	1	8,661
A.P. Moller-Maersk Group A/S	2	17,474
Cosco Corp. Singapore Ltd.	2,000	2,146
Frontline Ltd.	100	4,756
Kamigumi Co. Ltd.	1,000	7,507
Kawasaki Kisen Kaisha Ltd.	1,000	6,183
Mitsui OSK Lines Ltd.	3,000	26,064
Neptune Orient Lines Ltd.	1,000	1,281
Nippon Yusen Kabushiki Kaisha	3,000	19,538
Orient Overseas International Ltd.	1,000	2,570
Pacific Basin Shipping Ltd.	3,000	2,495
[1] Prosafe Production Public Ltd.	350	850
Shun Tak Holdings Ltd.	2,000	688

Total		100,213

Media – 1.3%
British Sky Broadcasting PLC	2,425	18,058
Daily Mail & General Trust PLC	671	3,888
Dentsu, Inc.	4	8,043
[1] Eutelsat Communications	186	4,945
Fuji Television Network, Inc.	1	1,289
Gestevision Telecinco SA	184	1,896
ITV PLC	7,996	5,996
JC Decaux SA	134	2,967
John Fairfax Holdings Ltd.	2,824	6,048
Lagardere SCA	267	12,068
M6-Metropole Television	111	2,447
Mediaset SpA	1,687	10,689
Modern Times Group AB	100	3,599
Pearson PLC	1,785	19,317
Promotora de Informaciones SA	138	938
Publicis Groupe	273	8,595
Reed Elsevier NV	1,367	20,381
Reed Elsevier PLC	2,413	23,952
Sanoma-WSOY OYJ	190	3,600
SES-FDR	643	13,349
Singapore Press Holdings Ltd.	3,000	8,373
Television Broadcasts Ltd.	1,000	4,230
Television Francaise 1 (TFI)	255	4,513
Thomson Reuters PLC	426	9,520
Toho Co. Ltd.	300	6,258
Tokyo Broadcasting System, Inc.	100	1,723
United Business Media Ltd.	465	4,098
Vivendi SA	2,608	81,627
Wolters Kluwer NV	639	13,028

Total		305,435

Metals & Mining – 4.9%
Acerinox SA	291	5,215
Alumina Ltd.	3,170	7,972
Anglo American PLC	2,955	98,923
Antofagasta PLC	839	6,057
ArcelorMittal NPV	1,942	97,232
BHP Billiton Ltd.	7,487	192,468
BHP Billiton PLC	4,931	111,692
BlueScope Steel Ltd.	1,630	9,614
Boliden AB	500	2,116
Daido Steel Co. Ltd.	1,000	5,311
Dowa Mining Co. Ltd.	1,000	4,530
Eramet	11	4,191
Eurasian Natural Resources Corp.	712	6,491
[1]Fortescue Metals Group Ltd.	2,681	10,248
Husqvarna AB. Series B NPV	840	10,732
JFE Holdings, Inc.	1,200	37,478
Johnson Matthey PLC	458	11,101
Kazakhmys PLC	435	4,567
Kobe Steel Ltd.	6,000	12,170
Kone OYJ	342	9,365
Lonmin PLC	332	13,464
Maruichi Steel Tube Ltd.	100	2,759
Mitsubishi Materials Corp.	3,000	9,475
Mitsui Mining & Smelting Co. Ltd.	1,000	2,322
Newcrest Mining Ltd.	987	21,673
Nippon Steel Corp.	11,000	41,814
Nisshin Steel Co. Ltd.	2,000	3,858
OneSteel Ltd.	1,771	6,545
Outokumpu OYJ	200	3,209
Oxiana Ltd.	10,010	13,081
Rautaruukki OYJ	180	3,611
Rio Tinto Ltd.	641	44,141
Rio Tinto PLC	2,228	138,815
Salzgitter AG	91	9,194
Sims Group Ltd.	345	8,012
SSAB Svenskt Stal AB, Class A	512	8,134
SSAB Svenskt Stal AB, Class B	250	3,443
Sumitomo Metal Industries Ltd.	9,000	27,524
Sumitomo Metal Mining Co. Ltd.	1,000	9,989
The Umicore Group	271	8,414
ThyssenKrupp AG	776	23,364
Toho Titanium Co. Ltd.	100	1,555
Tokyo Steel Manufacturing Co. Ltd.	200	2,193
Vallourec Group	113	24,581
Vedanta Resources PLC	306	6,362
Voestalpine AG	254	7,947
Xstrata PLC	1,425	44,170
Yamato Kogyo Co. Ltd.	100	3,478

Total		1,140,600

Multi-line Retail – 0.5%
Aeon Co. Ltd.	1,300	13,260
Compagnie Nationale a Portefeuille	84	5,564
Harvey Norman Holdings Ltd.	1,080	2,725

8

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Multi-line Retail – (continued)
Home Retail Group	1,862	$7,936
[1]Isetan Mitsukoshi Holdings Ltd.	740	8,741
J Front Retailing Co. Ltd.	1,000	5,821
[1]KarstadtQuelle AG	197	656
Lifestyle International Holdings Ltd.	1,500	1,707
Marks & Spencer Group PLC	3,608	13,070
Marui Co. Ltd.	500	3,773
Metro AG	241	12,072
Next PLC	442	8,116
PPR SA	169	15,180
Takashimaya Co. Ltd.	1,000	8,763

Total		107,384

Multi-Utilities – 0.7%
AEM SpA	2,665	6,762
RWE AG	995	95,686
Union Fenosa SA	780	19,106
United Utilities Group PLC	1,482	18,360
Veolia Environnement	821	33,863

Total		173,777

Office Electronics – 0.5%
Brother Industries Ltd.	500	5,285
Canon Marketing Japan, Inc.	200	3,051
Canon, Inc.	2,400	90,089
Neopost SA	69	6,497
Ricoh Co. Ltd.	1,000	13,960

Total		118,882

Oil & Gas – 8.3%
Aeroports de Paris	65	5,416
BG Group PLC	7,474	135,604
BP PLC	42,009	350,188
[1]Cairn Energy PLC	278	10,344
Caltex Australia Ltd.	300	2,983
Cosmo Oil Co. Ltd.	1,000	2,393
ENI SpA	5,813	153,462
Fortum OYJ	977	32,970
Gaz de France SA	2,552	133,558
Hellenic Petroleum SA	230	2,491
Idemitsu Kosan Co. Ltd.	100	8,170
Inpex Holdings, Inc.	2	17,392
Japan Petroleum Exploration Co.	100	5,159
[1]Lundin Petroleum AB	530	4,404
[1]Mongolia Energy Co. Ltd.	7,000	3,730
National Grid PLC	5,481	69,729
Neste Oil OYJ	277	5,795
Nippon Mining Holdings, Inc.	2,000	8,158
Nippon Oil Corp.	3,000	15,228
Norsk Hydro ASA	1,564	10,534
OMV AG	360	15,107
Origin Energy Ltd.	1,849	23,682
[1]Paladin Resources Ltd.	1,110	3,516
[1]Petroleum Geo-Services ASA	340	4,501
[1]ProSafe ASA	350	1,887
Repsol YPF SA	1,610	47,571
Royal Dutch Shell PLC	7,913	228,890
Royal Dutch Shell PLC, B shares	6,115	173,713
Santos Ltd.	1,299	20,191
Showa Shell Sekiyu K.K.	400	3,878
Statoil ASA	2,818	66,997
TonenGeneral Sekiyu K.K.	1,000	8,233
Total SA	4,818	290,726
Tullow Oil PLC	1,583	20,231
Woodside Petroleum Ltd.	1,059	43,551

Total		1,930,382

Paper & Forest Products – 0.3%
Holmen AB	130	4,214
Lee & Man Paper Manufacturing Ltd.	2,000	1,099
Mondi PLC	700	3,270
Nippon Paper Group, Inc.	2	5,863
OJI Paper Co. Ltd.	2,000	10,013
Stora Enso OYJ	1,180	11,639
Svenska Cellulosa AB	1,180	12,457
UPM-Kymmene OYJ	1,153	18,137

Total		66,692

Personal Products – 0.7%
Beiersdorf AG	187	11,971
L’Oreal SA	531	52,445
Shiseido Co. Ltd.	1,000	22,488
Unilever PLC	2,909	79,074

Total		165,978

Pharmaceuticals – 6.5%
[1]Actelion Ltd.	216	11,094
Astellas Pharma, Inc.	1,100	46,404
AstraZeneca PLC	3,253	142,552
Chugai Pharmaceutical Co. Ltd.	500	8,166
CSL Ltd.	1,301	39,212
Daiichi Sankyo Co. Ltd.	1,600	41,008
Eisai Co. Ltd.	600	23,417
[1]Elan Corp. PLC	995	10,323
GlaxoSmithKline PLC	12,200	263,929
Hisamitsu Pharmaceutical Co., Inc.	200	8,717
Kyowa Hakko Kogyo Co. Ltd.	591	6,261
Merck KGaA	142	15,247
Mitsubishi Tanabe Pharma Corp.	1,000	13,857
Novartis AG	5,307	278,850
Novo-Nordisk A/S	1,020	52,256
Ono Pharmaceutical Co. Ltd.	200	9,295
Orion OYJ	168	2,845
Roche Holding AG	1,567	245,388
Sanofi-Aventis	2,349	154,430
Santen Pharmaceutical Co. Ltd.	200	5,069
Shionogi & Co. Ltd.	1,000	20,315
Shire Ltd.	1,189	18,742
Takeda Pharmaceutical Co. Ltd.	1,900	96,074
UCB SA	224	7,965

Total		1,521,416

9

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Real Estate – 2.4%
[2]Ascendas Real Estate Investment Trust	2,000	$2,655
[1]Berkeley Group Holdings PLC	230	3,144
[2]British Land Co. PLC	1,099	14,722
[2]CapitaCommercial Trust	2,000	1,855
[2]CapitaLand Ltd.	4,000	8,738
[2]CapitaMall Trust	3,000	4,789
2CFS Retail Property Trust	3,066	5,583
Cheung Kong Holdings Ltd.	3,000	34,021
[2]Corio NV	98	7,025
2DB RREEF Trust	6,796	7,906
[2]Gecina SA	33	3,579
2GPT Group	4,561	6,592
[2]Hammerson PLC	631	11,012
Hang Lung Group Ltd.	2,000	6,339
[2]Hang Lung Properties Ltd.	5,000	11,790
[2]Henderson Land Development Co. Ltd.	2,000	8,919
[2]Hysan Development Co. Ltd.	1,118	2,907
2ICADE EMGP	40	3,250
1IMMOEAST Immobilien Anlagen AG	848	2,167
2IMMOFINANZ Immobilien Anlagen AG	920	3,235
[2]Japan Prime Realty Investment Corp.	1	2,380
[2]Japan Real Estate Investment Corp.	1	8,069
[2]Japan Retail Fund Investment Corp.	1	4,127
[2]Keppel Land Ltd.	1,000	2,005
[2]Kerry Properties Ltd.	1,545	5,038
[2]Klepierre SA	143	5,621
[2]Land Securities Group PLC	988	22,328
Lend Lease Corp. Ltd.	795	5,886
LEOPALACE21 Corp.	300	2,316
[2]Liberty International PLC	579	10,070
[2]Link Real Estate Investment Trust (The Link REIT)	4,753	9,832
[2]Macquarie Goodman Group	3,502	7,063
[2]Macquarie Office Trust	4,146	2,632
[2]Mirvac Group	2,066	4,180
[2]Mitsubishi Estate Co. Ltd.	3,000	59,192
[2]Mitsui Fudosan Co. Ltd.	2,000	38,658
[2]New World Development Ltd.	5,230	5,834
[2]Nippon Building Fund, Inc.	1	9,647
Nomura Real Estate Holdings, Inc.	100	2,398
[2]Nomura Real Estate Office Fund, Inc.	1	6,861
2NTT Urban Development Corp.	2	2,435
Sacyr Vallehermoso SA	143	2,388
[2]Segro PLC	857	6,420
[2]Sino Land Co.	4,109	4,629
[2]Stockland Trust Group	3,326	14,857
[2]Sumitomo Realty & Development Co. Ltd.	1,000	21,859
Sun Hung Kai Properties Ltd.	3,000	30,797
[2]Tokyo Tatemono Co. Ltd.	1,000	4,811
[2]Tokyu Land Corp.	1,000	3,736
[2]Unibail Holding	184	37,491
[2]Westfield Group	3,851	52,576
Wharf Holdings Ltd.	3,250	9,283
Wheelock & Co. Ltd.	2,000	3,633
Yanlord Land Group Ltd.	1,000	654

Total		559,934

Road & Rail - 1.0%
Central Japan Railway Co.	4	37,903
ComfortDelgro Corp. Ltd.	5,000	5,239
DSV A/S	400	6,384
East Japan Railway Co.	8	59,876
Firstgroup PLC	1,088	10,347
Hankyu Hanshin Holdings, Inc.	3,000	13,851
Keihin Electric Express Railway Co. Ltd.	1,000	6,566
Keio Corp.	1,000	5,412
Keisei Electric Railway Co. Ltd.	1,000	5,499
Kintetsu Corp.	4,000	14,034
MTR Corp.	3,146	9,277
National Express Group PLC	290	4,200
Nippon Express Co. Ltd.	2,000	8,974
Odakyu Electric Railway Co. Ltd.	1,000	7,432
Stagecoach Group PLC	1,172	5,353
Tobu Railway Co. Ltd.	2,000	9,745
Tokyu Corp.	3,000	14,403
West Japan Railway Co.	4	17,143

Total		241,638

Semiconductor Equipment & Products – 0.6%
Advantest Corp.	300	6,394
ASM Pacific Technology	500	2,872
ASML Holding NV	939	16,769
[1]Infineon Technologies AG	1,665	9,411
Murata Manufacturing Co. Ltd.	500	20,143
1NEC Electronics Corp.	100	2,083
Nikon Corp.	1,000	23,866
1OC Oerlikon Corp. AG	17	3,381
1Q-Cells AG	129	10,840
Seiko Epson Corp.	300	6,948
Shinko Electric Industries	100	946
STMicroelectronics NV	1,531	15,559
Sumco Corp.	300	4,740
Tokyo Electron Ltd.	400	17,891

Total		141,843

Software - 0.9%
Dassault Systemes SA	137	7,331
Konami Corp.	200	5,054
Nintendo Co. Ltd.	200	83,591
Oracle Corp. Japan	100	4,551
Sage Group PLC	2,714	9,461
SAP AG	1,952	104,837
Square Enix Co. Ltd.	100	2,932
[1]TomTom NV	140	2,592

Total		220,349

Specialty Retail – 0.9%
Billabong International Ltd.	361	3,951
Compagnie Financiere Richemont AG	1,171	52,246
Esprit Holdings Ltd.	2,500	15,357

10

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks – (continued)

Specialty Retail – (continued)
Fast Retailing Co. Ltd.	100	$10,205
Hennes & Mauritz AB	1,130	45,816
Inchcape PLC	1,045	3,542
Inditex SA	480	20,480
Kingfisher PLC	5,075	12,050
Nitori Co. Ltd.	100	5,897
Sega Sammy Holdings, Inc.	300	2,692
Shimamura Co. Ltd.	100	6,751
USS Co. Ltd.	50	3,224
Yamada Denki Co. Ltd.	180	13,703
Yue Yuen Industrial Holdings Ltd.	1,500	4,095

Total		200,009

Textiles & Apparel – 0.6%
Adidas AG	445	23,903
Bulgari SpA	400	3,560
Christian Dior SA	116	8,870
Hermes International	153	25,020
LVMH Moet Hennessy Louis Vuitton SA	533	47,071
Puma AG Rudolf Dassler Sport	12	3,278
Swatch Group AG	70	13,016
Swatch Group AG-Registered Shares	98	3,255

Total		127,973

Tobacco – 1.0%
British American Tobacco PLC	3,376	110,460
Imperial Tobacco Group PLC	2,278	73,289
Japan Tobacco, Inc.	10	37,800
Swedish Match AB	500	8,680

Total		230,229

Trading Companies & Distributors – 0.9%
Bunzl PLC	688	8,062
Hitachi High-Technologies Corp.	100	1,999
Itochu Corp.	3,000	18,207
Marubeni Corp.	4,000	18,143
Mitsubishi Corp.	3,000	62,680
Mitsui & Co. Ltd.	4,000	49,625
Sojitz Corp.	2,500	5,795
Sumitomo Corp.	2,400	22,453
Toyota Tsusho Corp.	400	5,213
Wolseley PLC	1,385	10,562

Total		202,739

Transportation Infrastructure – 0.6%
Abertis Infraestructuras SA	614	12,153
Asciano Group	1,399	3,651
Auckland International Airport Ltd.	1,654	2,165
Autostrade SpA	567	11,650
Brisa-Auto Estradas de Portugal SA	671	6,687
Cintra Concesiones de Infraestructuras de Transporte SA	561	6,663
Fraport AG Frankfurt Airport Services Worldwide	78	4,666
Koninklijke Boskalis Westminster NV	121	5,728
Kuehne & Nagel International AG	119	7,971
Macquarie Airports	1,511	3,353
Macquarie Infrastructure Group	5,700	10,869
Transurban Group	2,701	12,291
Vinci SA	900	42,529

Total		130,376

Water Utilities – 0.1%
Severn Trent PLC	496	11,993
[1]Suez Environnement SA	564	14,062

Total		26,055

Wireless Telecommunication Services – 1.7%
Bouygues SA	551	25,131
Carphone Warehouse Group PLC	786	2,427
[1]Foxconn International Holdings Ltd.	4,000	1,783
KDDI Corp.	7	39,364
NTT DoCoMo, Inc.	34	55,048
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	418	3,109
Vodafone Group PLC	119,906	265,254

Total		392,116

Total Common Stocks – (Identified Cost $25,997,732)		21,891,378

Preferred Stocks – 0.4%

Automobiles – 0.2%
Bayerische Motoren Werke AG	111	3,417
Porsche AG	192	20,543
Volkswagen AG	238	29,676

Total		53,636

Diversified Financials – 0.0%
[1]Istituto Finanziario Industriale SpA	133	1,460

Electrical Equipment – 0.0%
Schindler Holding AG	100	6,004

Health Care Providers & Services – 0.1%
Fresenius SE	165	11,912

Household Products – 0.1%
Henkel KGaA	367	13,484

Insurance – 0.0%
Unipol SpA	1,787	3,011

Media – 0.0%
ProSiebenSat.1 Media AG	140	959

Multi-Utilities – 0.0%
RWE AG	84	6,065

Real Estate – 0.0%
[1]Meinl European Land Ltd.	571	4,320

11

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Shares	Value
Preferred Stocks – (continued)
Total Preferred Stocks – (Identified Cost $111,528)		100,851

Rights – 0.0%
[1]Alumina , Ltd. Rights Exp. 9/19/08	601	$33
[1]Dowa Mining Co. Ltd. Rights Exp. 1/29/10	1,000	10
Total Rights – (Identified Cost $0)		43

Mutual Fund – 1.6%
AIM Prime Fund (At Net Asset Value)	363,725	363,725

Total Investments – 96.2%[3] (Identified Cost $26,472,985)		22,355,997

Other Assets & Liabilities – Net – 3.8%		892,588

Total Net Assets – 100.0%		$23,248,585

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).
[3]

At September 30, 2008, the cost of investments for federal tax purposes was $26,472,985. The net unrealized depreciation of investments for federal tax purposes was $4,116,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,188,279 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,305,267.

At September 30, 2008, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
DJEuro Stoxx 50 Index	5	$215,572	December 2008	$(7,474)
FTSE 100 Index	1	$88,532	December 2008	$(3,999)
Topix Index	1	$102,521	December 2008	$(10,591)
MSCI EAFE Index	2	$160,300	December 2008	$(11,485)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

At September 30, 2008, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Appreciation/ Depreciation
Contracts Purchased
12/19/2008	200,000 EUR	292,860 USD	$282,737	$(10,123)
12/19/2008	64,000 GBP	117,697 USD	114,247	(3,450)
12/19/2008	15,200,000 JPY	144,910 USD	145,114	204

Net unrealized depreciation on foreign exchange contracts				$(13,369)

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

12

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

The following table shows the percent of total long-term investments by geographic location as of September 30, 2008:

Japan	21.3%
United Kingdom	20.1%
France	9.8%
Germany	8.6%
Switzerland	7.3%
Australia	6.1%
Spain	4.0%
Italy	3.5%
Netherlands	2.5%
Sweden	2.0%
United States	1.6%
Hong Kong	1.6%
Finland	1.4%
Singapore	1.1%
Denmark	0.9%
Belgium	0.9%
Norway	0.7%
Greece	0.6%
Luxembourg	0.5%
Austria	0.4%
Ireland	0.4%
Bermuda	0.4%
Portugal	0.3%
New Zealand	0.1%
Cayman Islands	0.1%
Other assets and liabilities	3.8%

Total net assets	100.0%

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$404,157	$(46,918)
Level 2 - Other Significant Observable Inputs	21,951,840	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$22,355,997	$(46,918)

*	Other financial instruments include futures and forwards.

13

AARP Portfolios

U.S. Bond Market Portfolio

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Asset-Backed Securities – 0.5%

Capital Auto Receivables Asset Trust, 4.680%, 10/15/2012	$25,000	$24,381
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	25,000	19,857
Citibank Credit Card Issuance Trust, 4.900%, 12/12/2016	100,000	92,860
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	14,108
Countrywide Asset-Backed Certificates, 4.454%, 10/25/2035	20,000	19,744
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	21,366	21,863
Ford Credit Auto Owner Trust, 5.240%, 7/15/2012	50,000	47,516
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	10,156
Residential Asset Securities Corp., 3.870%, 5/25/2033	20,299	18,175
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	49,594

Total Asset-Backed Securities – (Identified Cost $333,166)		318,254

Corporate Bonds – 16.6%

Consumer Discretionary – 1.8%
Anheuser-Busch Cos., Inc., 6.450%, 9/1/2037	25,000	20,312
CBS Corp., 7.875%, 7/30/2030	30,000	24,843
Clorox Co., 5.450%, 10/15/2012	50,000	49,865
Coca-Cola Co., 5.350%, 11/15/2017	25,000	24,759
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	25,149
Comcast Corp., 5.900%, 3/15/2016	50,000	45,895
Comcast Corp., 6.450%, 3/15/2037	25,000	20,222
Comcast Corp., 6.950%, 8/15/2037	50,000	42,767
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	49,649
COX Communications, Inc., 4.625%, 1/15/2010	50,000	49,280
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	25,182
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	48,846
Dr Pepper Snapple Group, Inc., 6.120%, 5/1/2013	100,000	99,346
Home Depot, Inc., 5.400%, 3/1/2016	50,000	42,578
Kohl’s Corp., 6.250%, 12/15/2017	25,000	23,142
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	21,540
May Department Stores Co., 6.700%, 7/15/2034	25,000	19,941
News America Holdings, Inc., 9.250%, 2/1/2013	60,000	64,150
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	20,444
Target Corp. Note, 5.875%, 3/1/2012	50,000	50,951
Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	44,123
Time Warner, Inc., 5.875%, 11/15/2016	25,000	22,006
Time Warner, Inc., 7.700%, 5/1/2032	50,000	43,796
United Parcel Service, Inc., 6.200%, 1/15/2038	25,000	23,327
Viacom, Inc. Senior Note, 5.750%, 4/30/2011	100,000	97,206
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	50,000	51,003
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	102,461
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	20,048

Total Consumer Discretionary		1,172,831

Consumer Staples – 0.7%
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	24,163
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	24,205
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	22,568
General Mills, Inc., 6.000%, 2/15/2012	50,000	51,004
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	25,565
Hershey Co., 4.850%, 8/15/2015	25,000	24,498
Kraft Foods, Inc., 6.125%, 2/1/2018	25,000	23,460
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	50,302
Kroger Co., 5.500%, 2/1/2013	50,000	48,712
McDonald’s Corp., 6.300%, 3/1/2038	50,000	48,343
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	23,328
Xerox Corp., 6.350%, 5/15/2018	50,000	45,785
Yum! Brands, Inc., 6.250%, 3/15/2018	50,000	46,442

Total Consumer Staples		458,375

Energy – 1.7%
Alberta Energy Co. Ltd., 8.125%, 9/15/2030	25,000	24,726
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	23,013
Apache Corp., 6.000%, 1/15/2037	50,000	42,392
Appalachian Power Co., 5.000%, 6/1/2017	10,000	8,687
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	18,241
Canadian Natural Resources Ltd., 5.700%, 5/15/2017	25,000	21,891
ConocoPhillips, 4.400%, 5/15/2013	100,000	96,490
ConocoPhillips Canada Funding Co., 5.625%, 10/15/2016	50,000	48,647

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Corporate Bonds – (continued)

Energy – (continued)
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	$25,000	$22,656
EOG Resources, Inc., 6.875%, 10/1/2018	25,000	24,955
El Paso Natural Gas Co., 5.950%, 4/15/2017	50,000	44,491
EnCana Corp., 4.750%, 10/15/2013	25,000	23,055
Enterprise Products Operating LP, 4.625%, 10/15/2009	50,000	48,945
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	8,814
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	25,137
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	18,644
Hess Corp., 7.300%, 8/15/2031	25,000	22,941
KeySpan Corp., 8.000%, 11/15/2030	25,000	24,309
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	25,000	23,180
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	100,000	74,689
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	25,000	22,698
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	21,136
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	26,131
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	23,020
Petro-Canada, 7.000%, 11/15/2028	25,000	21,257
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	20,536
Progress Energy, Inc., 6.850%, 4/15/2012	50,000	51,492
Progress Energy, Inc., 7.750%, 3/1/2031	25,000	25,745
Spectra Entergy Capital LLC, 5.900%, 9/15/2013	50,000	48,867
TransCanada Pipelines Ltd., 6.200%, 10/15/2037	20,000	17,227
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	30,607
Transocean, Inc., 6.000%, 3/15/2018	25,000	23,373
Valero Energy Corp., 7.500%, 4/15/2032	25,000	23,545
Williams Cos, Inc., 7.125%, 9/1/2011	50,000	49,282
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	20,762

Total Energy		1,071,581

Financials – 7.1%
Allstate Corp., 5.950%, 4/1/2036	25,000	20,441
American Express Co., 7.000%, 3/19/2018	100,000	88,404
American General Finance Corp., 5.400%, 12/1/2015	20,000	9,886
American International Group, Inc., 6.250%, 5/1/2036	25,000	11,610
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,604
BAC Capital Trust XI, 6.625%, 5/23/2036	25,000	19,383
Bank of America Corp., 4.750%, 8/15/2013	100,000	87,128
Bank of America Corp., 5.625%, 10/14/2016	50,000	41,911
Bank of America Corp., 7.800%, 2/15/2010	50,000	49,155
Bank of America NA, 5.300%, 3/15/2017	50,000	41,602
Bank of America NA, 6.000%, 10/15/2036	25,000	20,899
BB&T Corp., 5.250%, 11/1/2019	25,000	19,093
Bear Stearns Cos., Inc., 4.500%, 10/28/2010	50,000	48,581
Bear Stearns Cos., Inc., 5.300%, 10/30/2015	30,000	26,636
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	9,758
Capital One Capital IV, 6.745%, 2/17/2037	25,000	12,110
Chubb Corp., 6.000%, 11/15/2011	10,000	10,151
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	8,698
CIT Group, Inc., 5.000%, 2/1/2015	25,000	12,372
Citigroup, Inc., 4.125%, 2/22/2010	100,000	92,317
Citigroup, Inc., 5.000%, 9/15/2014	100,000	76,764
Citigroup, Inc., 5.500%, 4/11/2013	100,000	87,370
Citigroup, Inc., 5.850%, 12/11/2034	50,000	34,553
Citigroup, Inc., 6.125%, 5/15/2018	100,000	82,942
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	97,031
CNA Financial Corp., 6.000%, 8/15/2011	25,000	24,942
Countrywide Financial Corp., 4.500%, 6/15/2010	50,000	45,203
Countrywide Financial Corp., 5.800%, 6/7/2012	25,000	21,136
Credit Suisse, 6.000%, 2/15/2018	50,000	43,635
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	89,218
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	49,426
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	52,188

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Corporate Bonds – (continued)

Financials – (continued)
Discover Financial Services, 6.450%, 6/12/2017	$25,000	$18,105
Fifth Third Bancorp, 8.250%, 3/1/2038	50,000	38,011
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	34,414
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	44,012
General Electric Capital Corp., 5.875%, 2/15/2012	150,000	145,510
General Electric Capital Corp., 5.875%, 1/14/2038	50,000	36,970
General Electric Capital Corp., 6.750%, 3/15/2032	60,000	50,214
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	44,168
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	41,325
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	100,000	84,843
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	18,352
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	18,088
Goldman Sachs Group, Inc., 6.150%, 4/1/2018	50,000	41,646
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	9,880
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	25,000	16,730
Goldman Sachs Group, Inc., 6.875%, 1/15/2011	50,000	47,820
Goldman Sachs Group, Inc., 7.800%, 1/28/2010	10,000	9,616
Hartford Financial Services Group, Inc., 6.100%, 10/1/2041	25,000	18,904
HSBC Finance Corp., 4.750%, 7/15/2013	100,000	90,062
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	22,348
HSBC Finance Corp., 6.375%, 11/27/2012	100,000	96,324
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	104,142
Inter-American Development Bank, 4.250%, 9/10/2018	50,000	49,258
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	75,052
International Lease Finance Corp., 5.650%, 6/1/2014	50,000	29,493
iStar Financial, Inc., 5.650%, 9/15/2011	25,000	13,007
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	50,000	38,430
JPMorgan Chase & Co., 6.000%, 1/15/2018	25,000	22,836
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	98,355
JPMorgan Chase & Co., 7.000%, 11/15/2009	100,000	100,046
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	25,000	17,402
JPMorgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	19,435
Keycorp, 6.500%, 5/14/2013	100,000	72,052
Lazard Group, 6.850%, 6/15/2017	50,000	41,474
Liberty Property LP, 6.625%, 10/1/2017	50,000	44,750
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	46,636
Merrill Lynch & Co., Inc., 4.500%, 11/4/2010	100,000	91,275
Merrill Lynch & Co., Inc., 5.000%, 2/3/2014	50,000	41,655
Merrill Lynch & Co., Inc., 5.700%, 5/2/2017	50,000	40,991
Merrill Lynch & Co., Inc., 6.150%, 4/25/2013	100,000	92,495
MetLife, Inc., 5.000%, 6/15/2015	50,000	45,674
MetLife, Inc., 5.700%, 6/15/2035	10,000	7,891
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,104
MetLife, Inc., 6.400%, 12/15/2036	25,000	15,623
Morgan Stanley, 5.375%, 10/15/2015	100,000	62,061
Morgan Stanley, 5.625%, 1/9/2012	100,000	69,770
Morgan Stanley, 5.950%, 12/28/2017	100,000	62,742
PNC Bank NA, 4.875%, 9/21/2017	50,000	41,845
PNC Funding Corp., 5.625%, 2/1/2017	50,000	44,364
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	99,992
ProLogis, 5.500%, 4/1/2012	50,000	47,982
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	45,172
Prudential Financial, Inc., 6.000%, 12/1/2017	50,000	44,646
Realty Income Corp., 5.950%, 9/15/2016	25,000	22,152
Simon Property Group LP, 5.100%, 6/15/2015	25,000	22,117
Simon Property Group LP, 5.300%, 5/30/2013	50,000	46,749
SLM Corp., 5.400%, 10/25/2011	25,000	17,511
Sovereign Bank, 5.125%, 3/15/2013	25,000	14,395
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	19,174
Travelers Cos., Inc., 5.500%, 12/1/2015	25,000	23,604

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Corporate Bonds – (continued)

Financials – (continued)
Travelers Cos., Inc., 5.750%, 12/15/2017	$25,000	$23,228
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,373
Vornado Realty LP, 5.600%, 2/15/2011	25,000	24,558
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	29,673
Wachovia Bank NA, 6.600%, 1/15/2038	25,000	14,844
Wachovia Corp., 5.625%, 10/15/2016	50,000	31,193
Wachovia Corp., 5.700%, 8/1/2013	50,000	39,419
Wells Fargo & Co., 5.250%, 10/23/2012	50,000	48,036
Wells Fargo & Co., 5.625%, 12/11/2017	25,000	23,016
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	92,734
Western Union Co., 5.400%, 11/17/2011	50,000	50,478
Western Union Co., 5.930%, 10/1/2016	35,000	31,516
Willis North America, Inc., 5.625%, 7/15/2015	25,000	22,878

Total Financials		4,568,787

Health Care – 1.2%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	51,708
Aetna, Inc., 6.625%, 6/15/2036	35,000	32,334
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,045
Amgen, Inc., 5.850%, 6/1/2017	25,000	24,038
Amgen, Inc., 6.375%, 6/1/2037	25,000	22,719
Baxter International, Inc., 4.625%, 3/15/2015	10,000	9,599
Baxter International, Inc., 5.900%, 9/1/2016	50,000	50,267
Bristol-Myers Squibb Co., 5.450%, 5/1/2018	50,000	47,302
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	22,102
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	48,638
GlaxoSmithKline Capital, Inc., 5.650%, 5/15/2018	100,000	95,115
Johnson & Johnson, 4.950%, 5/15/2033	10,000	8,675
Rohm & Haas Co., 7.850%, 7/15/2029	50,000	47,898
Schering-Plough Corp., 6.000%, 9/15/2017	50,000	46,966
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	9,309
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	8,780
UnitedHealth Group, Inc., 5.250%, 3/15/2011	50,000	49,738
UnitedHealth Group, Inc., 6.000%, 11/15/2017	25,000	22,916
WellPoint, Inc., 6.375%, 1/15/2012	90,000	91,817
Wyeth, 5.500%, 2/15/2016	25,000	24,436
Wyeth, 7.250%, 3/1/2023	25,000	26,173

Total Health Care		749,575

Industrials – 1.4%
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	53,172
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	51,171
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	20,527
Caterpillar Financial Services Corp., 4.250%, 2/8/2013	50,000	46,785
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	50,270
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	10,131
Cooper US, Inc., 6.100%, 7/1/2017	25,000	25,327
CSX Corp., 6.250%, 3/15/2018	25,000	22,666
Dover Corp., 5.450%, 3/15/2018	25,000	24,219
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	50,453
Emerson Electric Co., 5.375%, 10/15/2017	25,000	24,218
Honeywell International, Inc., 5.300%, 3/1/2018	50,000	47,148
Honeywell International, Inc., 5.400%, 3/15/2016	25,000	24,621
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	21,809
Honeywell International, Inc., 7.500%, 3/1/2010	50,000	52,602
International Business Machines Corp., 6.500%, 1/15/2028	50,000	50,130
Lockheed Martin Corp., 4.121%, 3/14/2013	25,000	24,193
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	27,672
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	10,837
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	16,426
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	17,271
Philip Morris International, Inc., 5.650%, 5/16/2018	50,000	46,300
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	24,478
Southwest Airlines Co., 5.250%, 10/1/2014	50,000	46,084

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Corporate Bonds – (continued)

Industrials – (continued)
Tyco Electronics Group SA, 6.000%, 10/1/2012	$50,000	$49,320
Tyco International Group SA, 6.000%, 11/15/2013	25,000	24,524
Waste Management, Inc., 6.375%, 11/15/2012	25,000	25,060

Total Industrials		887,414

Information Technology – 0.4%
Cisco Systems, Inc., 5.250%, 2/22/2011	100,000	102,140
Electronic Data Systems Corp., 6.000%, 8/1/2013	25,000	25,516
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	25,328
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	47,143
Science Applications International Corp., 6.250%, 7/1/2012	20,000	20,594
United Technologies Corp., 6.050%, 6/1/2036	25,000	23,375
Xerox Corp., 5.500%, 5/15/2012	50,000	47,711

Total Information Technology		291,807

Materials – 0.4%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	20,146
Alcoa, Inc., 7.375%, 8/1/2010	25,000	25,939
Dow Chemical Co., 6.000%, 10/1/2012	50,000	50,609
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	21,241
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	22,997
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	44,755
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	43,956

Total Materials		229,643

Telecommunication Services – 0.7%
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	53,370
AT&T, Inc., 6.150%, 9/15/2034	25,000	20,910
AT&T, Inc., 6.300%, 1/15/2038	25,000	20,767
AT&T, Inc., 6.400%, 5/15/2038	50,000	42,086
AT&T, Inc., 6.800%, 5/15/2036	25,000	22,095
BellSouth Capital Funding Corp., 7.875%, 2/15/2030	25,000	24,127
BellSouth Corp., 5.200%, 9/15/2014	30,000	28,170
BellSouth Corp., 6.000%, 11/15/2034	10,000	8,124
EMBARQ Corp., 6.738%, 6/1/2013	50,000	44,114
Motorola, Inc., 6.000%, 11/15/2017	25,000	21,157
SBC Communications, Inc. Global Note, 6.250%, 3/15/2011	50,000	50,561
Verizon Communications, Inc., 5.500%, 2/15/2018	50,000	44,276
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	46,148
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	7,842
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	23,677
Verizon New England, Inc., 6.500%, 9/15/2011	30,000	29,761

Total Telecommunication Services		487,185

Utilities – 1.2%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	9,954
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	9,997
CenterPoint Energy Resources Corp., 6.000%, 5/15/2018	25,000	21,915
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	49,822
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	22,309
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	20,439
Commonwealth Edison Co., 6.150%, 9/15/2017	50,000	47,365
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	48,899
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	22,492
Constellation Energy Group, 7.000%, 4/1/2012	50,000	50,536
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	13,941
Dominion Resources, Inc., 6.000%, 11/30/2017	50,000	47,464
Exelon Corp., 4.450%, 6/15/2010	25,000	24,773
Exelon Corp., 5.625%, 6/15/2035	15,000	11,670
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	20,192
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	9,578
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	26,710
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	103,887
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	22,443
Oneok, Inc., 5.200%, 6/15/2015	25,000	21,596
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	13,280
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	9,221
Public Service Electric & Gas Co., 5.800%, 5/1/2037	25,000	22,085
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	20,248

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Corporate Bonds – (continued)

Utilities – (continued)
Sempra Energy, 7.950%, 3/1/2010	$25,000	$25,781
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	19,991
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	46,981

Total Utilities		763,569

Total Corporate Bonds – (Identified Cost $11,927,044)		10,680,767

International Debt – 4.6%
Abbey National PLC, 7.950%, 10/26/2029	25,000	24,199
Alcan, Inc., 5.200%, 1/15/2014	50,000	48,267
America Movil SA de CV, 5.750%, 1/15/2015	15,000	14,180
America Movil SAB de CV, 5.625%, 11/15/2017	50,000	47,092
ArcelorMittal, 6.125%, 6/1/2018	50,000	44,383
Asian Development Bank, 5.593%, 7/16/2018	50,000	53,873
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	23,980
BHP Billiton Finance Ltd., 5.000%, 12/15/2010	25,000	25,169
BHP Billiton Finance Ltd., 5.125%, 3/29/2012	25,000	24,674
Brazilian Government International Bond, 6.000%, 1/17/2017	100,000	96,750
Brazilian Government International Bond, 8.250%, 1/20/2034	50,000	56,750
British Telecommunications PLC, 8.625%, 12/15/2010	50,000	52,284
British Telecommunications PLC, 9.125%, 12/15/2030	25,000	24,999
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	23,217
Deutsche Bank AG, 5.375%, 10/12/2012	100,000	96,442
Deutsche Bank AG, 6.000%, 9/1/2017	50,000	47,318
Deutsche Telekom International Finance BV, 8.750%, 6/15/2030	25,000	24,234
Diageo Finance BV, 5.300%, 10/28/2015	50,000	48,567
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	102,888
European Investment Bank, 4.125%, 9/15/2010	50,000	51,288
European Investment Bank, 4.625%, 5/15/2014	200,000	207,438
European Investment Bank, 4.875%, 2/16/2016	50,000	51,765
Export-Import Bank Of Korea (KEXIM), 5.125%, 2/14/2011	25,000	24,146
France Telecom SA, 7.750%, 3/1/2011	100,000	105,007
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	20,766
Hydro Quebec, 6.300%, 5/11/2011	25,000	26,883
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	32,372
International Finance Corp., 3.500%, 5/15/2013	100,000	99,116
Israel Government International Bond, 5.500%, 11/9/2016	25,000	25,823
Italy Government International Bond, 4.500%, 1/21/2015	100,000	102,749
Italy Government International Bond, 5.625%, 6/15/2012	100,000	106,590
Italy, Republic of,, 6.875%, 9/27/2023	25,000	30,338
KfW Bankengruppe, 3.250%, 3/15/2013	100,000	98,446
KfW Bankengruppe, 4.875%, 1/17/2017	100,000	104,109
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	50,000	49,697
Kreditanstalt fuer Wiederaufbau, 0.000%, 4/18/2036	50,000	13,064
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	104,723
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	26,063
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	20,150
Mexico Government International Bond, 8.125%, 12/30/2019	50,000	58,050
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	59,250
Nexen, Inc., 5.875%, 3/10/2035	25,000	18,772
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	104,235
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	51,793
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	105,357
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	50,594
Province of Quebec Canada, 7.500%, 9/15/2029	10,000	12,759
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	56,245
Republic of Korea, 4.875%, 9/22/2014	25,000	23,906
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	25,000	20,596
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	36,535
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	49,483
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	23,047

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
International Debt – (continued)

Thomson Corp. Note, 5.700%, 10/1/2014	$75,000	$74,624
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	20,137
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	24,249
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	22,948

Total International Debt – (Identified Cost $3,055,080)		2,992,379

Mortgage-Backed Securities – 40.9%

Federal Home Loan Mortgage Corporation GOLD, 30 YR 5.500%	400,000	397,875
Federal Home Loan Mortgage Corp., 4.500% - 7.000%, 5/1/2020 - 7/1/2038	8,430,720	8,396,237
Federal National Mortgage Association, 30 YR 5.000% - 7.000%	400,000	403,875
Federal National Mortgage Association, 3.000% - 7.250%, 4/9/2010 – 7/15/2037	14,267,841	14,297,084
Government National Mortgage Association, 30 YR 5.500% - 6.000%	450,000	453,211
Government National Mortgage Association, 4.500% - 6.500%, 4/15/2036 – 8/15/2038	2,365,733	2,376,365

Total Mortgage-Backed Securities – (Identified Cost $26,070,360)		26,324,647

U.S. Treasury – 23.4%

Canadian – 0.1%
4.900%, 12/6/2016	50,000	51,768

Other Yankee – 0.1%
6.550%, 3/14/2037	25,000	23,062
6.500%, 1/15/2026	25,000	29,713

Total Other Yankee		52,775

U.S. Treasury Bonds – 5.5%
4.375%, 2/15/2038	200,000	202,609
4.750%, 2/15/2037	200,000	214,000
5.000%, 5/15/2037	100,000	111,274
5.250%, 2/15/2029	65,000	72,094
6.125%, 11/15/2027	175,000	213,090
6.125%, 8/15/2029	125,000	154,111
6.375%, 8/15/2027	170,000	211,969
6.625%, 2/15/2027	175,000	222,988
6.750%, 8/15/2026	160,000	205,463
6.875%, 8/15/2025	200,000	258,141
7.125%, 2/15/2023	140,000	180,710
7.250%, 5/15/2016	100,000	123,820
7.500%, 11/15/2016	50,000	62,852
8.000%, 11/15/2021	270,000	369,520
8.500%, 2/15/2020	130,000	180,568
8.750%, 5/15/2017	215,000	291,661
8.750%, 8/15/2020	80,000	113,581
8.875%, 8/15/2017	150,000	205,395
9.250%, 2/15/2016	135,000	184,866

Total		3,578,712

U.S. Treasury Notes – 17.7%
2.000%, 2/28/2010	500,000	500,547
2.625%, 5/31/2010	1,500,000	1,517,227
2.750%, 7/31/2010	300,000	304,758
3.125%, 11/30/2009	450,000	456,610
3.125%, 4/30/2013	650,000	655,789
3.375%, 7/31/2013	300,000	305,555
3.375%, 6/30/2013	350,000	357,137
3.625%, 1/15/2010	380,000	388,788
3.625%, 12/31/2012	250,000	258,750
4.000%, 4/15/2010	550,000	568,133
4.000%, 2/15/2015	250,000	262,617
4.125%, 8/15/2010	500,000	520,586
4.125%, 8/31/2012	200,000	210,859
4.500%, 2/28/2011	100,000	105,820
4.500%, 9/30/2011	100,000	106,352
4.500%, 3/31/2012	400,000	425,688
4.500%, 4/30/2012	250,000	266,563
4.625%, 12/31/2011	500,000	533,555
4.625%, 2/29/2012	150,000	160,149
4.625%, 7/31/2012	100,000	107,172
4.625%, 2/15/2017	1,010,000	1,075,098
4.750%, 3/31/2011	200,000	213,219
4.750%, 5/31/2012	100,000	107,492
4.750%, 8/15/2017	625,000	670,166
4.875%, 5/31/2011	250,000	268,047
4.875%, 6/30/2012	175,000	188,973
4.875%, 8/15/2016	375,000	406,026
5.125%, 6/30/2011	250,000	269,824
5.125%, 5/15/2016	150,000	165,117

Total		11,376,617

Total U.S. Treasury – (Identified Cost $14,623,099)		15,059,872

U.S. Government Agencies – 10.0%

Federal Farm Credit Bank, 3.875% - 5.375%, 5/7/2010 - 1/17/2017	525,000	533,365
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	45,920
Federal Home Loan Bank System, 2.375% - 5.500%, 10/16/2009 - 7/15/2036	1,725,000	1,736,856
Federal Home Loan Mortgage Corp., 2.875% - 6.750%, 4/30/2010 - 7/15/2032	1,955,000	1,988,663
Federal National Mortgage Association, 2.500% - 7.250%, 4/9/2010 - 7/15/2037	1,960,000	2,037,215

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
U.S. Government Agencies – (continued)

Tennessee Valley Authority, 5.500% - 6.750%, 7/18/2017 - 1/15/2038	$75,000	$84,967

Total U.S. Government Agencies – (Identified Cost $6,358,898)		6,426,986

Commercial Mortgage-Backed Securities – 4.8%

Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	57,766
Banc of America Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	87,638
Banc of America Commercial Mortgage, Inc., 5.399%, 10/10/2045	20,000	19,108
Banc of America Commercial Mortgage, Inc., 5.492%, 2/10/2051	50,000	41,741
Banc of America Commercial Mortgage, Inc., 5.838%, 6/10/2049	125,000	106,547
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	37,545
Bear Stearns Commercial Mortgage Securities, 4.978%, 7/11/2042	200,000	184,080
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	46,205
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	22,321	22,697
Citigroup Commercial Mortgage Trust, 5.915%, 3/15/2049	25,000	16,612
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 7/15/2044	50,000	42,532
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	39,587
Commercial Mortgage Pass Through Certificates, 5.899%, 6/10/2046	50,000	47,402
Credit Suisse First Bostonmtg 2003 C5 Coml Mtg Pstr Ctf Cla3, 4.429%, 12/15/2036	159,312	153,439
Credit Suisse Mortgage Capital Certificates, 6.021%, 6/15/2038	100,000	91,129
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	16,649
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	45,398
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	32,656
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	25,000	24,984
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	20,841
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	139,631
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	24,578	24,672
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	19,820	20,076
Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	100,000	91,079
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	125,000	106,412
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	13,382
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	93,776
JP Morgan Chase Commercial Mortgage Securities Corp., 5.378%, 5/15/2041	100,000	93,605
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	18,454
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	44,541
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	32,809
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	18,098
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	12,592
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	93,780
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	88,319
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	41,838
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	46,389
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	27,187	26,744
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	24,166
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	18,431
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	18,604

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2008 (unaudited)

Portfolio of Investments

	Par amount	Value
Commercial Mortgage-Backed Securities – (continued)

LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	$100,000	$84,126
LB-UBS Commercial Mortgage Trust, 5.866%, 9/15/2045	50,000	42,975
Merrill Lynch, 5.378%, 8/12/2048	100,000	83,794
Merrill Lynch Mortgage Trust, 5.416%, 11/12/2037	50,000	45,753

Commercial Mortgage-Backed Securities – (continued)

Morgan Stanley Capital I, 5.378%, 11/14/2042	25,000	23,090
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	84,871
Morgan Stanley Capital I, 7.134%, 6/3/2030	150,000	149,951
PG&E Energy Recovery Funding LLC, 5.030%, 3/25/2014	50,000	50,108
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	21,038	21,293
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	93,694
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	56,847	55,949
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	64,429
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	48,470
Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	50,000	37,135

Total Commercial Mortgage-Backed Securities – (Identified Cost $3,379,076)		3,087,592

Municipal Bonds – 0.1%

State of Connecticut, 5.850%, 3/15/2032	25,000	25,882
State of Illinois, 4.950%, 6/1/2023	25,000	23,800
State of Illinois Taxable, 5.100%, 6/1/2033	25,000	23,410

Total Municipal Bonds – (Identified Cost $74,257)		73,092

Commercial Paper – 1.1%

Nieuw Amsterdam, 2.657%, 10/14/2008	750,000	749,282

Mutual Fund – 1.6%
AIM Prime Fund (At Net Asset Value)	1,064,751	1,064,751

Total Investments – 103.6%(Identified Cost $67,635,013)[1]		66,777,622

Other Assets & Liabilities – Net – (3.6)%		(2,344,363)

Total Net Assets – 100.0%		$64,433,259

[1]

At September 30, 2008, the cost of investments for federal tax purposes was $67,635,013. The net unrealized depreciation of investments for federal tax purposes was $857,391. This consists of new unrealized depreciation from investments for those securities having an excess of value over cost of $929,012 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,786,403.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios’ investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,362,099
Level 2 - Other Significant Observable Inputs	44,415,523
Level 3 - Significant Unobservable Inputs	—

Total	$66,777,622

9

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Richard M. Hisey, the registrant’s President and Principal Executive Officer and Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on his review, Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Richard M. Hisey
Richard M. Hisey
President and Principal Executive Officer

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Hisey
Richard M. Hisey
President and Principal Executive Officer

Date: November 17, 2008

By:	/s/ Richard M. Hisey
Richard M. Hisey
Treasurer and Principal Financial Officer

Date: November 17, 2008